ANNUAL REPORT

ADVANCE CAPITAL I, INC.
An Investment Company With Five Funds


December 31, 2000

TABLE OF CONTENTS
--------------------------------------------------

                                              Page
A Letter to Our Shareholders. . . . . . . . . . 1
Investment Performance. . . . . . . . . . . . . 3
Financial Highlights. . . . . . . . . . . . . .13

PORTFOLIO OF INVESTMENTS
	Equity Growth Fund. . . . . . . . . . .18
	Bond Fund . . . . . . . . . . . . . . .23
	Balanced Fund . . . . . . . . . . . . .29
	Retirement Income Fund. . . . . . . . .42
	Cornerstone Stock Fund. . . . . . . . .50
Statement of Assets and Liabilities . . . . . .52
Statement of Operations . . . . . . . . . . . .53
Statement of Changes in Net Assets. . . . . . .54
Notes to Financial Statements . . . . . . . . .57
Report of Independent Accountants . . . . . . .61
Additional Information. . . . . . . . . . . . .62

Dear Shareholders,

	Each year is filled with unique events that shape our culture, impact our economy and mold our future. Typically, the headline stories stoke our curiosity more than influence our behavior or alter our daily lives. This past year was a bit different. Although we witnessed our share of world conflicts and the U.S. Presidential election will never be the same, the massive decline in high growth technology stocks captivated the world and taught investors a valuable lesson about greed and market expectations.


	It all began a few years ago with the explosion of Internet technology enabling us to communicate, shop and explore on-line more cheaply and efficiently than ever. Newly formed companies scrambled to keep up with business opportunities and consumer demand which appeared unlimited. Although few of these startup companies possessed real assets, income or substantial revenue, money poured into their stocks. It was widely believed that the burgeoning technology industry could carry an original idea and that traditional analysis of corporate fundamentals had become both restrictive and out-of-date. This misguided thinking led equity investors to aggressively buy both new and established technology stocks. Wall Street added to the growing euphoria and rising stock prices by touting it the "New Era of Investing". Captivated investors believed high stock valuations were appropriate and that a severe market correction in technology stocks was highly unlikely. Within nine months, however, the technology laden NASDAQ 100 had declined about fifty percent from its high. Shocked investors not only lost billions but, like investors of the past, learned a valuable lesson about stock market bubbles.


	Amid the turbulent equity markets and significant decline in technology stocks, weary investors sought comfort in fixed income securities, particularly U.S. Treasury bonds. Although the Federal Reserve Board (Fed) raised interest rates three time during the year, a typical 30 year Treasury security returned about 20 percent (including interest) for the year. High quality corporate bonds also benefited from increased demand and returned about 10 percent according to the Lipper A-Rated Bond Fund Index. Lower quality investment grade and high yield bonds, however, under performed during the year for two reasons. First, in the early part of the year higher interest rates and a general exodus from corporate bond funds into technology stocks pushed bond prices lower. Later, as the technology bubble burst and economic activity began to moderate, investors favored the safety of high quality corporate and U.S. Treasury securities and remained skittish about riskier fixed income investments.


	The massive sell-off in technology stocks and quick retreat into bonds dramatically reinforced the value of proper diversification and a long term focus to investing. The technology stock craze of late 1999 and early 2000 tempted too many prudent investors to move their portfolios heavily into these stocks. The surge in this segment of the equity market would have produced tremendous returns for those fortunate enough to get in early and sell at the market's peak. Unfortunately, individual investors have a propensity to get in late and chase investment returns. Any attempt to capitalize on the latest winners is very risky and potentially devastating to a long term portfolio. Even well diversified retirement portfolios did not escape the rout in technology stocks.
The key, as always, proved to be holding a diversified mix of stocks and bonds to protect against sector disasters. Although staying the course and abstaining from drastic portfolio changes is particularly difficult during short-term market fluctuations, it is the right thing to do and the cornerstone of the Advance Capital investment philosophy.

	Through the market's volatility, each of the Advance Capital I Funds performed in a manner consistent with its objectives. Each Fund produced returns similar to or better than their respective benchmarks for the year. The Equity Growth Fund increased 7.1 percent for the year while the Lipper Mid Cap Growth Index declined 16.1 percent. The Balanced Fund with its 60-40 mix of stocks and bonds, increased 10.1 percent compared to a 2.4 percent increase in the Lipper Balanced Fund Index. The Cornerstone
Stock Fund declined 20.8 percent compared to the 19.7 percent decline in the Lipper Large-Cap Growth Index. The Bond and Retirement Income
Funds returned 7.0 percent and 6.6 percent, respectively, compared to the Lipper BBB-Rated Fund Index return of 7.8 percent.


	Today, U.S. economic growth has weakened considerably from its torrid pace of last year. Indications of the slowdown are most notable in the manufacturing sector where stubbornly high interest rates have squeezed profits and have already led to an increase in corporate layoffs. Jittery consumers have reduced their spending in the wake of lower stock prices and growing economic uncertainty. This sharp deceleration in growth prompted Fed officials to lower interest rates twice in January and further cuts are expected throughout the year. The Fed's renewed attempt to strike a balance between growth and inflation is a welcome relief to wary investors. As the Fed wrestles with the economy, the financial markets will react accordingly. Slow growth and controlled inflation will be a plus for bonds and slightly negative for stocks. Conversely, strong growth and mild inflation would help stock returns while inhibiting bond returns. The real wild card in the equation is the strength of corporate earnings. If the recent wave of sub par earnings reports continues, stocks will remain volatile and investors will favor bonds. We remain cautiously optimistic that the Fed's actions will be enough to avert a recession and produce moderate economic growth and mild inflation. Should this scenario unfold, stocks and bonds should provide returns near their historical averages for the year.


	At December 31, 2000, the five Advance Capital I, Inc. Funds held just over $678 million in total assets, about 17 percent more than the prior year. Consistent with our philosophy of reducing operating expenses as fund assets grow, the Board of Directors has authorized a reduction in management expenses for the Equity Growth, Balanced and Retirement Income Funds. For each of these funds, the annual management fee will decline for average assets in excess of $200 million. Intelligent investment decisions, broad diversification and control of costs comprise the cornerstones of our investment philosophy. We fully expect this approach will continue to serve our investors well over time. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we may be of service, please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

Sincerely,




	/s/ Christopher M. Kostiz  			/s/ John C. Shoemaker
        Christopher M. Kostiz                           John C. Shoemaker
	Sr. Portfolio Manager				President


February 13, 2001

INVESTMENT PERFORMANCE

ADVANCE CAPITAL I, INC. IS AN OPEN-END, DIVERSIFIED MANAGEMENT
INVESTMENT COMPANY OFFERING INVESTMENT OPPORTUNITIES IN FIVE
MUTUAL FUND PORTFOLIOS.



	2000 FUND RESULTS
	Equity Growth	                  7.1%
	Balanced 	                 10.1%
	Bond 		                  7.0%
	Retirement Income                 6.6%
	Cornerstone Stock               -20.8%




	The accompanying comments are intended to help investors evaluate the dynamics of mutual fund performance. The charts and tables that follow show the average annual return of each Fund as well as selected measures of general stock and bond market returns. The Consumer Price Index (CPI) is also shown to illustrate the impact inflation has on investment returns.

	The historical figures for the Equity Growth Fund begin January 1, 1994. The Bond Fund's investment objectives changed on March 9, 1999, the historical figures reflect the past 10 years. The figures for the life of the Balanced Fund reflect the past 10 years. The Retirement Income Fund figures begin on January 1, 1993, the start date for the Fund. Figures for the Cornerstone
Stock Fund begin on December 17, 1998, the start date for the Fund.

THE EQUITY GROWTH FUND IN 2000

THE ADVANCE CAPITAL I EQUITY GROWTH FUND SEEKS LONG-TERM GROWTH
OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL,
RAPIDLY GROWING COMPANIES.


	Top Five Industries
	---------------------
	Computer Software   	 13.9%
	Semiconductor		  7.9%
	Electronics		  5.8%
        Financial Services        5.7%
	Biotechnology		  5.2%





	The Equity Growth Fund returned 7.1 percent in 2000 while the S&P 400 Mid Cap Index returned 17.5 percent and the Lipper Mid Cap Growth Index declined 16.1 percent. The accompanying graph shows the cumulative performance of the Equity Growth Fund, the Lipper Mid Cap Growth Index, the S&P 400 Mid Cap Index and the Consumer Price Index
(CPI) since the beginning of 1994.

	The nine year bull market and decade long economic prosperity was severely tested in 2000. Through the first quarter, economic growth remained strong and investors were upbeat about growth stocks. Even as the Federal Reserve pushed interest rates higher, investors snatched up technology stocks, particularly those related to the Internet or gene therapy. Double and triple digit returns were common in these stocks and investors expected the euphoria to continue. The Federal Reserve, however, had other plans. Their year long campaign of raising interest rates to ease economic growth and reduce stock valuations, although largely ignored by investors, was taking shape. By Summer it was apparent that stubbornly high interest rates had increased borrowing costs and squeezed corporate profits. The third and fourth quarters brought a host of profit warnings from the technology sector. Stunned investors shed high growth stocks and valuations tumbled. By year's end, the once hot NASDAQ 100 had fallen fifty percent from its high amid uncertainty and enormous market volatility.

	As both large and mid cap growth stocks took a beating, investors turned their focus to value stocks. Traditional value sectors such as health care, energy and utilities rebounded significantly as investors shed riskier growth stocks for the stability of value stocks. The flexibility of the Equity Growth Fund to hold both mid cap growth and value stocks helped the fund capitalize on changing investor sentiment throughout the year.

	Looking ahead, it's apparent that economic growth has been impacted by both high interest rates and significant declines in technology stocks. The severity of the impact will depend on the Federal Reserve's ability to balance inflation and growth and avert a recession. Already, the Fed has lowered rates by a percent in January and remains poised for further reductions should economic activity continue to slip. A slow growth, low interest rate environment should be slightly positive for value stocks and moderately priced growth stocks. Further economic erosion, however, will not bode well for stocks. The Equity Growth Fund remains well diversified with about 260 securities in twelve separate industries.
This structure combined with the disciplined investment approach has kept the fund flexible as market sentiment has changed.


THE EQUITY GROWTH FUND


[EDGAR REFERENCE - LIPPER MID CAP, EQUITY GROWTH, S & P 400 MID CAP AND CPI INDEX LINE CHART FOR 1994-2000]



AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000


				     Past 1		Past 5		Life of
			    	     Year		Years		Fund
				    -------             -------          -------
Equity Growth Fund *	              7.10%		 20.91%		 19.24%
S&P 400 Mid Cap Index  	             17.51%		 20.22%		 17.91%
Lipper Mid Cap Growth Index         -16.13%	 	 15.73%		 15.76%
Consumer Price Index (CPI)            3.24%		  2.55%		  2.57%


Past performance should not be used to attempt to predict future performance.

		*The investment objectives and policies of the Equity Growth Fund were changed at the end of 1993 and T. Rowe Price
Associates was added as sub-investment advisor to the Fund at that time. The Life of Fund figures reflect results since that change.

THE BOND FUND IN 2000



THE ADVANCE CAPITAL I BOND FUND SEEKS TO PROVIDE INVESTORS
WITH CURRENT INCOME AND PRESERVATION OF CAPITAL BY INVESTING AT LEAST 65 PERCENT IN CORPORATE OR U.S. GOVERNMENT BONDS AND AS MUCH AS 45 PERCENT IN LOWER-RATED HIGH-YIELDING INSTRUMENTS.



	AS OF 12/31/00
	Average Maturity	       12.1 Years
	Average Quality	                      BBB
	Average Duration                7.0 Years
	Size		              $68 Million




	The Bond Fund returned 7.0 percent, compared to the Lipper BBB Bond Index which returned 7.8 percent. The Bond Fund's return represents 7.6 percent from income distributed to shareholders and a .6 percent decrease in share price. The accompanying graph shows the cumulative performance of the Bond Fund, the Lipper BBB-Rated Fund Index and the Consumer Price Index (CPI) since the Fund changed investment objectives on March 9, 1999.

	U.S. economic activity dictated the performance of fixed income securities throughout the year. Early on, significantly higher oil prices, record low unemployment and high consumer confidence forced the Federal Reserve to raise interest rates three times by May. Higher rates, however, had little short-term impact on economic growth. The growth rate of the Gross Domestic Product exceeded five percent for each of the first three quarters. As a result, more rate increases would be necessary to slow economic activity and halt rising inflation. This combination proved devastating for fixed income securities. Both investment grade and high yield bonds felt the effects. The hardest hit sectors were those directly impacted by higher rates such as retail, manufacturing and cyclical. Adding to the pain, many fixed income investors shed bonds for excitement and potential riches of technology stocks. By the latter part of the year, indications of a slowing economy and substantially reduced corporate earnings, particularly in the technology sector, scared many investors back to fixed income securities. After languishing for most of the year, the better quality investment grade issues rebounded. The Lipper A-Rated Bond Fund Index, for example, returned about 10 percent for the year. The Lipper BBB-Rated Fund Index returned almost 8 percent while long maturing U.S. Treasury bonds returned as much as 20 percent. Although overall returns were positive, there were unexpected problems with certain segments of the market and with some well known companies. Retailers such as J.C. Penney and Dillards were plagued with faltering business plans and intense competition while a litany of asbestos claims has forced Owens Corning into bankruptcy and left Federal Mogul, Owens Illionois and others on weak financial ground.

  	In addition to investment grade bonds, the Bond Fund also holds high yield or junk bonds. This segment of the fixed income market declined almost 10 percent according to the Lipper High Yield Fund Index and marks
the second consecutive year of sub par results.   The demand and performance
in the high yield market is driven by dollar inflows into high yield mutual funds, the stability of interest rates and economic success. The first two of these fundamentals have been weak for the past two years. In 2000, for instance, sustained outflows from high yield funds forced many portfolio managers to sell selected holdings to meet the wave of fund redemptions. This selling pressure pushed prices lower for high yield bonds, especially in weaker rated issues.

High short term interest rates also made it expensive for companies to issue new high yield debt. This, in turn, put a strain on the financial flexibility of these companies. This poor environment for high yield bonds, along with a rush into technology stocks, left performance below average for the year.

	Today, the unexpected easing of rates by the Federal Reserve early in January 2001 indicates the commitment to balancing growth and inflation and acting quickly when the two are misaligned. Fixed income investors now realize that traditional measures of economic strength such as industrial production, consumer confidence and corporate earnings are weakening. At the same time, inflationary pressures are tame in both consumer and producer prices. This environment is ideal for both high yield and investment grade bonds. The high yield market has already rebounded in January as a result of lower rates and renewed demand.

	At December 31, the Bond Fund held approximately 30 percent of its assets in high yield bonds and 70 percent in investment grade bonds. The overall maturity of the fund is about 12 years and average quality is BBB. The strategy of maintaining long maturing investment grade corporate bonds and top tier high yield bonds have enabled the Fund to produce stable income and a healthy return in a very volatile investment environment.
If economic growth continues to slide and inflationary pressures subside, fixed income securities should continue to benefit.


THE BOND FUND


[EDGAR REFERENCE - LIPPER BBB, BOND FUND, AND CPI INDEX
LINE CHART FOR 1999-2000]



AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000




				        Past 1		Past 5		Past 10
					Year		Years 		Years
                                    	------		------		-------
Bond Fund *		           	7.02%		4.60%	        7.00%
Lipper BBB-Rated Fund Index    	        7.84%	        5.38%	        7.86%
Consumer Price Index (CPI)		3.24%		2.55%		2.68%





Past performance should not be used to attempt to predict future performance.

		* The investment objectives of the Bond Fund changed on March 9, 1999 by a majority vote of outstanding shares. Returns for Past 5 Years and Past 10 Years incorporate prior investment objectives.

THE BALANCED FUND IN 2000


THE ADVANCE CAPITAL I BALANCED FUND SEEKS TO PROVIDE CAPITAL
APPRECIATION, CURRENT INCOME AND PRESERVATION OF CAPITAL BY
INVESTING IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS AND BONDS.




	AS OF 12/31/00
	Bonds		              41%
	Small Stocks		      19%
	Large Stocks		      40%
	Size	             $208 Million




	The Balanced Fund increased 10.1 percent in 2000 while the Lipper Balanced Index increased 2.4 percent. The accompanying graph illustrates the cumulative performance of the Balanced Fund, the Lipper Balanced Index and the Consumer Price Index (CPI) since December 31, 1990. The investment objectives and policies of the Fund were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time.

	In a year marred by significant market and economic volatility, the Balanced Fund's mix of high quality investment grade bonds, large cap value stocks and mid cap growth stocks was instrumental in the Fund outperforming the Lipper Balanced Index for the year. After almost a decade of consistent economic growth and significant stock returns, both took a breather this past year. In the first three quarters of the year, economic growth benefited mainly from the spill over effect of moderate interest rates and high consumer demand. The massive wealth created in the stock market, especially in 1999, propelled consumer spending and fueled economic activity during the early part of 2000.
The Federal Reserve ended the party by continuing their interest rate hikes into 2000. After raising interest rates three times in the last half of 1999, they did the same in the first five months of 2000. As investors digested the magnitude of the Fed's actions, the luster and glamour of stocks, particularly in technology, quickly faded. Higher rates ripped through the capital markets and, by December, the technology heavy NASDAQ 100, which had doubled in 1999, had lost half of its value. With their confidence shaken, many growth investors moved their focus toward value stocks. These companies typically possess real assets, consistent earnings and a tenured operating history, a welcomed change from the characteristics of many high tech companies. Although overall returns in large cap value stocks were only slightly positive for the year, they proved significantly better than the double digit declines of most large cap growth stocks.

	As market sentiment shifted and economic activity softened, the demand for fixed income securities increased dramatically. Early in the year, however, the combination of rising interest rates, higher crude oil prices and enormous gains in technology stocks left fixed income securities an unwanted investment. In the corporate bond market, for instance, higher rates and a cooler than normal spring, depressed retail sales and the bonds of J.C. Penney, Kmart and Sears weakened considerably. Large manufacturing companies also suffered from the inability to pass along commodity price increases to the consumer. By the second half of the year, slower than anticipated economic growth and falling stock prices led to a resurgence in demand for fixed income securities, particularly U.S. Treasury bonds. The Lipper A-Rated Bond Fund Index posted about a
10 percent return, while a typical 10 year Treasury bond returned about
12 percent. The lower quality sector of the investment grade corporate bond market returned about

8 percent, according to the Lipper BBB-Rated Fund Index, as investors favored higher quality amid economic and market uncertainty.

	Today, clear indications of slowing consumer demand and softening economic conditions have forced the Federal Reserve to lower rates by a percent in January. Further rate declines may be necessary to deflect a looming recession and to rejuvenate economic growth. In this environment, the rally in fixed income securities should continue while growth stocks have already rebounded from their low. The Balanced Fund's mix of 40 percent high quality corporate bonds, 40 percent large cap value stocks and 20 percent mid cap growth stocks provides broad industry diversification and a unique asset allocation to cushion against market volatility while producing consistent investment returns.


THE BALANCED FUND

[EDGAR REFERENCE - LIPPER BALANCED, BALANCED, AND CPI INDEX
LINE CHART FOR 1991-2000]



AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000




				    Past 1	Past 5	    Past 10
				     Year	Years 	    Years
                                    ------      ------      ------
Balanced Fund *		            10.13%	13.25%	    11.80%
Lipper Balanced Index	             2.39%	11.80%	    12.42%
Consumer Price Index (CPI)	     3.24%	 2.55%	     2.68%





Past performance should not be used to attempt to predict future performance.

		*The investment objectives and policies of the Balanced Fund were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time. The figure for Past 10 Years incorporates prior investment objectives.

THE RETIREMENT INCOME FUND IN 2000


THE ADVANCE CAPITAL I RETIREMENT INCOME FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME BY INVESTING AT LEAST 65 PERCENT IN INVESTMENT GRADE CORPORATE AND U.S. GOVERNMENT BONDS AND AS MUCH AS 33 PERCENT IN LOWER-RATED HIGH-YIELDING INSTRUMENTS.





	AS OF 12/31/00
	Average Maturity         13.6 Years
	Average Quality	                BBB
	Average Duration          7.3 Years
	Size	               $204 Million





	The Retirement Income Fund increased 6.6 percent for the year while the Lipper BBB-Rated Fund Index returned 7.8 percent. The Retirement Income Fund's return was comprised of 7.7 percent from income distributed to shareholders and a 1.1 percent decrease in share price. The accompanying graph shows the cumulative performance of the Retirement Income Fund, the Lipper BBB-Rated Fund Index and the Consumer Price Index (CPI) since January 1993, the Fund's inception.

	The Federal Reserve continued its campaign against rising
inflation and skyrocketing equity values by increasing interest rates three times in the first five months of 2000. Although the underlying economic fundamentals are favorable, the near-term cyclical components that generated the financial and economic boom over the last few years have dissipated. Since the Asian crisis began in mid 1998, a tremendous amount of foreign capital has flowed into U.S. Capital markets and falling interest rates have spurred consumer demand for goods and services. In addition, the dollar has remained strong and corporate spending on technology has been robust. This fertile economic ground produced enormous growth and a tremendous rise in U.S. equity values from late
1998 through early 2000.  While the economy hummed along and investors
tallied their equity gains, economic fundamentals changed.   It started
with a huge rebound in oil prices from a low of about $10 per barrel at the beginning of 1999, to a high of $35 per barrel in mid 2000. The immense run-up in equity values, which led to a significant wealth effect the prior year, sparked concerns of higher inflation early in 2000.
Lastly, the demand for new computer hardware and software softened from its robust pace of the prior few years. By the second half of 2000, the culmination of these negative forces produced in a sharp deceleration in economic activity, a severe sell-off in high tech stocks and declining consumer confidence.

	Throughout these economic fluctuations, fixed income securities responded accordingly. In the early part of the year, yields on corporate bonds increased as inflationary concerns mounted and investors favored high tech growth stocks. As economic activity cooled and the stock market deflated late in the year, investors rushed back into traditional fixed income securities and yields declined. Long maturing U.S. Treasury bonds led the pack with about a 20 percent return for the year. High quality corporate bonds returned about 10 percent, according to the Lipper A-Rated Bond Fund Index. The high yield sector lost almost 10 percent for the year, based on the Lipper High Yield Fund Index.

	Several fixed income bonds were hit hard by unexpected industry pressures during the year. The most notable was caused by a drastic increase in asbestos claims.

Companies that produced, sold or installed this material, even as much as 50 years ago, have been inundated with individual lawsuits claiming adverse health as a direct result of working with the material. The pressure to pay these claims, combined with an unsympathetic judicial system, has forced several companies to seek bankruptcy protection. On the west coast, two California utilities have been struggling to avoid bankruptcy as a result of the state's poor deregulation plan which produced twelve billion in additional debt for the two utilities. As events unfolded, the underlying corporate bonds fell dramatically in price. Although the Retirement Income Fund held a few bonds affected by these adverse events, diligent research and early analysis of the situation helped minimize the impact to the Fund.

	Today, the Retirement Income Fund holds approximately 28 percent in high yield bonds and 72 percent in medium to long dated investment grade corporate bonds. The average quality remains BBB and average maturity is about 13.6 years. We continue to favor high yield bonds with substantial market liquidity, sound financial viability and companies that are leaders within their industry. The investment grade portion of the Fund remains focused on industry and quality diversification while maintaining a competitive yield. The Fund's structure should prove beneficial in the year ahead if rates continue to fall and economic activity remains soft.



THE RETIREMENT INCOME FUND

[EDGAR REFERENCE - LIPPER BBB, RETIREMENT INCOME, AND CPI INDEX
LINE CHART FOR 1993-2000]



AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000




					Past 1	   Past 5	Life of
					Year	   Years	Fund
                                       ------      ------      -------
Retirement Income Fund	           	6.59%	    5.34%	7.01%
Lipper BBB-Rated Fund Index		7.84%	    5.38%	6.71%
Consumer Price Index (CPI)              3.24%	    2.55%	2.59%




Past performance should not be used to attempt to predict future performance.

THE CORNERSTONE STOCK FUND IN 2000


THE ADVANCE CAPITAL I CORNERSTONE STOCK FUND SEEKS TO PROVIDE
LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF LARGE, WELL ESTABLISHED COMPANIES.

	Top Five Holdings
	-------------------
	Cisco Systems
	General Electric
	Microsoft
	Intel
	Oracle



	The Cornerstone Stock Fund declined 20.8 percent for the year compared to the S&P 500 Index which declined 9.1 percent and the NASDAQ 100 Index which declined almost 37 percent. The accompanying graph shows the cumulative performance of the Cornerstone Stock Fund, the S&P 500 Index and the Consumer Price Index (CPI) since December 1998, the
Fund's inception.

	The year began with robust corporate earnings, record inflows into stock mutual funds and general euphoria about technology stocks. Early on, the Federal Reserve's commitment to halt rising equity values and slow economic growth was largely ignored by equity investors. By May, the Fed had raised interest rates a total of six times in eleven months. Realizing that higher rates would negatively impact economic growth and depress corporate earnings, investors aggressively sold high growth technology stocks. By the end of 2000, the NASDAQ 100 Index had fallen
50 percent from its high just nine months earlier. Economic growth began to slow considerably from its torrid pace of the past few years and higher interest rates, as expected, kept corporate earnings less than stellar. Technology leaders such as Intel, Cisco and Microsoft each reported weaker than expected fourth quarter earnings and a grim outlook for the first part of 2001. While growth stocks took a beating, value stocks rebounded from a two year lull as investors sought comfort in this less volatile and more predictable sector of the equity market.

	The Cornerstone Stock Fund's strategy remains focused on holding large, well established companies with positive long term growth characteristics and leadership positions within their industries. Although this segment of the market performed poorly over the last year, the underlying economic fundamentals appear favorable for the long term. The Fed's decision to lower rates twice in January 2001 should stabilize economic growth and revive both consumer and business demand. Also, if the recent talk of lowering federal income taxes becomes a reality, both economic growth and the financial markets should benefit.

THE CORNERSTONE STOCK FUND


[EDGAR REFERENCE - S & P 500 INDEX, CORNERSTONE, AND CPI INDEX
LINE CHART FOR 1999-2000]


AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000





				     Past 1	Past 5	    Life of
				      Year	 Years	     Fund
                                    -------	-------	   --------
Cornerstone Stock	            -20.77%	 N/A	   3.59%
S&P 500 Index		             -9.10%	 N/A	   6.78%
Consumer Price Index (CPI)            3.24%	 N/A	   2.87%





Past performance should not be used to attempt to predict future performance

		ADVANCE CAPITAL I, INC.
		FINANCIAL HIGHLIGHTS
----------------------------------------------




                                  			    	           EQUITY GROWTH
                                                    --------------------------------------------------------
                             				              Years ended December 31
						    --------------------------------------------------------
                                                     2000        1999         1998        1997       1996
                                                    --------    --------     --------    --------   --------
Selected Per-Share Data
  Net asset value, beginning of year  . . . . . .     $26.43      $20.05      $17.25      $14.72      $12.53
                                                    --------    --------     -------    --------    --------


Income from investment operations
  Net investment income (loss)  . . . . . . . . .     (0.23)      (0.14)      (0.10)      (0.09)      (0.07)

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . .       2.14       10.01        2.90        2.69        2.26
                                                    --------    --------     -------    --------    --------

  Total from investment operations  . . . . . . .       1.91        9.87        2.80        2.60        2.19
                                                    --------    --------     -------    --------    --------

Less distributions
  Net investment income . . . . . . . . . . . . .       0.00        0.00        0.00        0.00        0.00

  Net realized gain on investments  . . . . . . .     (1.21)      (3.49)        0.00      (0.07)        0.00
                                                    --------    --------     -------    --------    --------

  Total distributions . . . . . . . . . . . . . .     (1.21)      (3.49)        0.00      (0.07)        0.00
                                                    --------    --------     -------    --------    --------

Net asset value, end of year  . . . . . . . . . .     $27.13      $26.43      $20.05      $17.25      $14.72
                                                    ========    ========     =======    ========    ========



Total Return  . . . . . . . . . . . . . . . . . .      7.10%      50.14%      16.23%      17.68%      17.48%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . . . .   $136,136    $114,515     $68,061     $54,332     $38,767
  Ratio of expenses to average net assets . . . .      1.01%       1.02%       1.02%       1.07%       1.09%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . . . .     -0.76%      -0.63%      -0.58%      -0.58%      -0.50%
  Portfolio turnover rate . . . . . . . . . . . .     18.57%      36.49%      22.34%      20.53%       24.75%




			See Notes To Financial Statements

		   ADVANCE CAPITAL I, INC.
		FINANCIAL HIGHLIGHTS - Continued
-----------------------------------------------------




                                                                              BOND
                                                    --------------------------------------------------------
                             				               Years ended December 31
						    --------------------------------------------------------
                                                     2000        1999         1998        1997       1996
                                                    --------    --------     --------    --------   --------
Selected Per-Share Data
  Net asset value, beginning of year  . . . . . .      $9.58      $10.62      $10.52      $10.37      $10.79
                                                    --------    --------     -------    --------    --------

Income from investment operations
  Net investment income . . . . . . . . . . . . .       0.77        0.75        0.67        0.69        0.70

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . .     (0.06)      (1.04)        0.15        0.24      (0.42)
                                                    --------    --------     -------    --------    --------

  Total from investment operations  . . . . . . .       0.71      (0.29)        0.82        0.93        0.28
                                                    --------    --------     -------    --------    --------

Less distributions
  Net investment income . . . . . . . . . . . . .     (0.77)      (0.75)      (0.67)      (0.69)      (0.70)

  Net realized gain on investments  . . . . . . .       0.00        0.00      (0.05)      (0.09)        0.00
                                                    --------    --------     -------    --------    --------

  Total distributions . . . . . . . . . . . . . .     (0.77)      (0.75)      (0.72)      (0.78)      (0.70)
                                                    --------    --------     -------    --------    --------

Net asset value, end of year  . . . . . . . . . .      $9.52       $9.58      $10.62      $10.52      $10.37
                                                    ========    ========     =======    ========    ========


Total Return  . . . . . . . . . . . . . . . . . .      7.02%      -3.71%       8.12%       9.41%       2.81%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . . . .    $68,053     $34,362      $3,746      $4,203      $4,430
  Ratio of expenses to average net assets . . . .      0.70%       0.73%       0.52%       0.54%       0.55%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . . .      7.55%       6.64%       6.35%       6.65%       6.71%
  Portfolio turnover rate . . . . . . . . . . . .     14.88%      32.43%      11.56%      21.95%      19.77%





			See Notes To Financial Statements

   		   ADVANCE CAPITAL I, INC.
		FINANCIAL HIGHLIGHTS - Continued
-----------------------------------------------------




                                                                            BALANCED
                                                    --------------------------------------------------------
                             	    			               Years ended December 31
						    --------------------------------------------------------
                                                     2000        1999         1998        1997       1996
                                                    --------    --------     --------    --------   --------
Selected Per-Share Data
  Net asset value, beginning of year . . . . . . .    $17.02      $17.13      $15.69      $13.68      $12.57
                                                    --------    --------     -------    --------    --------

Income from investment operations
  Net investment income  . . . . . . . . . . . . .      0.52        0.51        0.48        0.45        0.41

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . .      1.18        0.87        1.56        2.32        1.37
                                                    --------    --------     -------    --------    --------

  Total from investment operations . . . . . . . .      1.70        1.38        2.04        2.77        1.78
                                                    --------    --------     -------    --------    --------

Less distributions
  Net investment income  . . . . . . . . . . . . .    (0.52)      (0.51)      (0.48)      (0.45)      (0.41)

  Net realized gain on investments . . . . . . . .    (0.01)      (0.98)      (0.12)      (0.31)      (0.26)
                                                    --------    --------     -------    --------    --------

  Total distributions  . . . . . . . . . . . . . .    (0.53)      (1.49)      (0.60)      (0.76)      (0.67)
                                                    --------    --------     -------    --------    --------

Net asset value, end of year . . . . . . . . . . .    $18.19      $17.02      $17.13      $15.69      $13.68
                                                    ========    ========     =======    ========    ========


Total Return . . . . . . . . . . . . . . . . . . .    10.13%       8.37%      13.15%      20.50%      14.48%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . . . .  $207,677    $169,216    $125,883     $99,421     $75,202
  Ratio of expenses to average net assets  . . . .     1.00%       1.03%       1.01%       1.04%       1.06%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . . . .     2.97%       2.97%       2.92%       3.02%       3.17%
  Portfolio turnover rate  . . . . . . . . . . . .    10.26%      23.76%      11.04%      10.13%      12.79%




			See Notes To Financial Statements

		    ADVANCE CAPITAL I, INC.
		FINANCIAL HIGHLIGHTS - Continued
-----------------------------------------------------




                                                                         RETIREMENT INCOME
                                                    --------------------------------------------------------
                             				               Years ended December 31
						    --------------------------------------------------------
                                                     2000        1999         1998        1997       1996
                                                    --------    --------     --------    --------   --------
Selected Per-Share Data
  Net asset value, beginning of year . . . . . . .     $9.61      $10.56      $10.65      $10.20      $10.51
                                                    --------    --------     -------    --------    --------

Income from investment operations
  Net investment income  . . . . . . . . . . . . .      0.71        0.71        0.73        0.74        0.75

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . .    (0.11)      (0.95)      (0.08)        0.45      (0.31)
                                                    --------    --------     -------    --------    --------

  Total from investment operations . . . . . . . .      0.60      (0.24)        0.65        1.19        0.44
                                                    --------    --------     -------    --------    --------

Less distributions
  Net investment income  . . . . . . . . . . . . .    (0.71)      (0.71)      (0.73)      (0.74)      (0.75)

  Net realized gain on investments . . . . . . . .      0.00        0.00      (0.01)        0.00        0.00
                                                    --------    --------     -------    --------    --------

  Total distributions  . . . . . . . . . . . . . .    (0.71)      (0.71)      (0.74)      (0.74)      (0.75)
                                                    --------    --------     -------    --------    --------

Net asset value, end of year . . . . . . . . . . .     $9.50       $9.61      $10.56      $10.65      $10.20
                                                    ========    ========     =======    ========    ========


Total Return . . . . . . . . . . . . . . . . . . .     6.59%      -2.33%       6.20%      12.20%       4.54%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . . . .  $203,897    $209,791    $221,221    $200,511    $170,799
  Ratio of expenses to average net assets  . . . .     0.79%       0.81%       0.79%       0.82%       0.82%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . . . .     7.53%       7.06%       6.87%       7.21%       7.45%
  Portfolio turnover rate  . . . . . . . . . . . .    19.62%      17.89%      19.52%      16.60%       8.34%




			See Notes To Financial Statements

		    ADVANCE CAPITAL I, INC.
		FINANCIAL HIGHLIGHTS - Continued
-----------------------------------------------------



                                                              			          CORNERSTONE
                                                                                             STOCK
                                                                             ------------------------------------
                             					                Years ended         Partial Year
	  									December 31           Ended *
								             ------------------------------------
                                                                             2000        1999       Dec. 31, 1998
                                                                             --------    --------   -------------
Selected Per-Share Data
  Net asset value, beginning of period  . . . . . . . . . . . . . . . . .     $13.55      $10.46      $10.00
                                                                              -------     -------     -------

Income from investment operations
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .       0.02        0.01        0.00

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2.83)        3.09        0.46
                                                                              -------     -------     -------

  Total from investment operations  . . . . . . . . . . . . . . . . . . .     (2.81)        3.10        0.46
                                                                              -------     -------     -------

Less distributions
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .     (0.02)      (0.01)        0.00

  Net realized gain on investments  . . . . . . . . . . . . . . . . . . .       0.00        0.00        0.00
                                                                              -------     -------     -------

  Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . .     (0.02)      (0.01)        0.00
                                                                              -------     -------     -------

Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . .     $10.72      $13.55      $10.46
                                                                              =======     =======     =======


Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    -20.77%      29.62%       4.60%


Ratios and Supplemental Data
  Net assets, end of period (in thousands). . . . . . . . . . . . . . . .    $62,590     $52,356      $7,316
  Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      0.71%       0.77%       0.66%**
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.14%       0.11%       1.20%**
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .     13.21%       7.62%       0.00%




* From December 17, 1998 (commencement of operations) to December 31, 1998. **Annualized




			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
			 PORTFOLIO OF INVESTMENTS
	  		     DECEMBER 31, 2000
----------------------------------------------------------------






                                                                        MARKET
COMMON STOCK                                               SHARES        VALUE
------------------------------------------------           --------   ------------
ADVERTISING - 2.4%
  Catalina Marketing Corporation*                          16,800     $    654,150
  Harte-Hanks, Inc.                                        18,700          442,956
  Interpublic Group of Companies, Inc.                      8,400          357,525
  Lamar Advertising Company*                                8,500          328,047
  Omnicom Group, Inc.                                       5,000          414,375
  True North Communications                                12,000          510,000
  WPP Group PLC - ADR                                       9,185          576,933

APPAREL - 1.2%
  Cintas Corporation                                       21,900        1,164,806
  Gucci Group                                               3,500          309,750
  Quiksilver, Inc.*                                        10,500          203,437

BANK - 3.1%
  City National Corporation                                 9,000          349,312
  Community First Bankshares, Inc.                         15,000          283,125
  Investors Financial Services                             16,000        1,376,000
  Northern Trust Corporation                               11,200          913,500
  Silicon Valley Bancshares*                               11,500          397,469
  State Street Corporation                                  6,100          757,681
  Synovus Financial Corporation                             6,500          175,094

BIOTECHNOLOGY - 5.2%
  Affymetrix, Inc.*                                         8,000          595,500
  Amgen, Inc.*                                              5,000          319,687
  Biogen, Inc.*                                             4,300          258,269
  Human Genome Sciences, Inc.*                             15,800        1,095,137
  Idec Pharmaceuticals Corporation*                         6,000        1,137,375
  Immunex Corporation*                                     16,200          658,125
  Incyte Pharmaceuticals, Inc.*                            12,000          298,500
  Millennium Pharmaceuticals, Inc.*                        24,000        1,485,000
  PE Corp-Celera Genomics Group*                            6,000          216,750
  Protein Design Labs, Inc.*                               12,000        1,042,500

BROADCASTING / CABLE TV - 4.7%
  Citadel Communications Corporation*                      17,500          210,000
  Clear Channel Communications*                            21,171        1,025,470
  Cox Communications, Inc.*                                10,000          465,625
  Emmis Communications Corporation*                        18,000          516,375
  Entercom Communications Corporation*                     16,000          551,000
  Gemstar-TV Guide International, Inc.*                     3,500          162,312
  Hispanic Broadcasting Corporation*                       22,200          566,100
  Infinity Broadcasting Corporation*                       22,781          636,444
  Radio One, Inc. - Class A*                               35,500          379,406
  Radio One, Inc. - Class D*                               16,000          176,000
  Regent Communications, Inc.*                             39,500          234,531
  Univision Communications, Inc.*                          19,200          786,000
  USA Networks, Inc.*                                      19,500          379,031
  Westwood One, Inc.*                                      13,500          260,719

BUILDING MATERIALS - 0.3%
  Dycom Industries, Inc.*                                  12,000          431,250

CHEMICAL - 1.3%
  Ecolab, Inc.                                             20,000          863,750
  Symyx Technologies, Inc.*                                12,200          439,200
  Valspar Corporation                                      15,800          508,444

COMPUTER & PERIPHERALS - 4.0%
  Brocade Communications Systems*                           7,000          642,688
  Comverse Technology, Inc.*                               13,500        1,466,438
  Diebold, Inc.                                             9,500          317,062
  EMC Corporation*                                          6,000          399,000
  Entrust Technologies, Inc.*                               2,000           26,000
  Microchip Technology, Inc.*                              16,705          366,466
  Network Appliance, Inc.*                                 16,000        1,027,750
  Synopsys, Inc.*                                           6,400          303,600
  VERITAS Software Corporation*                            10,250          896,875

COMPUTER SOFTWARE & SERVICES - 13.9%
  Adobe Systems, Inc.                                      16,000          931,000
  Affiliated Computer Services, Inc.*                       7,000          424,813
  BARRA, Inc.*                                             10,500          494,813
  BEA Systems, Inc.*                                       12,000          807,750






			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
		         PORTFOLIO OF INVESTMENTS
			    DECEMBER 31, 2000
----------------------------------------------------------------






                                                                         MARKET
COMMON STOCK                                               SHARES        VALUE
------------------------------------------------          --------    -------------
COMPUTER SOFTWARE & SERVICES - 13.9% (Continued)
  BMC Software, Inc.*                                      11,200     $    156,800
  BISYS Group, Inc.*                                       21,000        1,094,625
  Cadence Design Systems, Inc.*                            11,000          302,500
  Check Point Software Technologies Ltd.*                  13,000        1,736,313
  Choicepoint, Inc.*                                       12,500          819,531
  Citrix Systems, Inc.*                                    14,000          315,000
  CNET, Inc.*                                              13,000          207,797
  Doubleclick, Inc.*                                       22,000          242,000
  DST Systems, Inc.*                                       11,200          750,400
  Electronic Arts, Inc.*                                   13,000          554,125
  E.Piphany, Inc.*                                          6,250          337,109
  FactSet Research Systems, Inc.                           15,000          556,050
  IMS Health, Inc.                                         31,000          837,000
  Informatica Corporation*                                  8,000          316,500
  Inktomi Corporation*                                      4,000           71,500
  Intuit, Inc.*                                            16,600          654,663
  Internet Security Systems, Inc.*                          7,000          549,063
  Keane, Inc.*                                              9,000           87,750
  Mercury Interactive Corporation*                         14,000        1,263,500
  Micromuse, Inc.*                                         10,000          603,594
  National Instruments Corporation*                         9,500          461,344
  Oracle Corporation*                                      14,000          406,875
  Peregrine Systems, Inc.*                                 16,000          316,000
  SEI Investments Company                                  16,500        1,848,000
  SunGard Data Systems, Inc.*                               9,500          447,688
  Symantec Corporation*                                    11,800          393,825
  Vitria Technology, Inc.*                                  5,000           38,750
  WebTrends Corporation*                                   10,400          300,950
  Wind River Systems, Inc.*                                16,000          546,000

DIVERSIFIED - 0.8%
  Danaher Corporation                                       5,000          341,875
  Roper Industries, Inc.                                   11,500          380,219
  Viad Corp.                                               18,100          416,300

DRUGSTORE - 0.6%
  CVS Corporation                                           9,000          539,438
  Duane Reade, Inc.*                                        9,500          290,344

ELECTRIC & GAS UTILITIES - 1.1%
  AES Corporation*                                         15,000          830,625
  Calpine Corporation*                                     15,000          675,938

ELECTRICAL EQUIPMENT - 0.5%
  American Power Conversion*                                7,000           86,625
  Littlefuse, Inc.*                                        14,000          400,750
  Molex, Inc.                                               9,276          235,958

ELECTRONICS - 5.8%
  Applera Corp-Applied Biosys                              10,000          940,625
  Flextronics International Ltd.*                          16,000          456,000
  Jabil Circuit, Inc.*                                     11,000          279,125
  Lam Research Corporation*                                 7,000          101,500
  Macromedia*                                               8,000          486,000
  Micrel, Inc.*                                            14,000          471,625
  Sanmina Corporation*                                     10,800          827,550
  Sawtek, Inc.*                                             7,000          323,312
  SCI Systems, Inc.*                                       12,000          316,500
  Symbol Technologies, Inc.                                22,443          807,948
  Technitrol, Inc.                                         23,000          945,875
  Teradyne, Inc.*                                           9,200          342,700
  Waters Corporation*                                      19,200        1,603,200

ENVIRONMENTAL - 0.2%
  Republic Services, Inc.*                                 13,000          223,437

FINANCIAL SERVICES - 5.7%
  Amvescap PLC - ADR                                       21,250          924,375
  Capital One Financial Corporation                         5,100          335,644
  Concord EFS, Inc.*                                       21,500          944,656






			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
		    PORTFOLIO OF INVESTMENTS
			 DECEMBER 31, 2000
----------------------------------------------------------------






                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	   --------   -------------
FINANCIAL SERVICES - 5.7% (Continued)
  Eaton Vance Corporation                                  24,400     $    786,900
  Federated Investors                                      31,500          917,437
  Franklin Resources, Inc.                                 19,300          735,330
  Moody's Corporation                                      20,500          526,594
  Paychex, Inc.                                            15,187          738,468
  Providian Financial Corporation                           8,000          460,000
  Stilwell Financial, Inc.                                 12,000          473,250
  Waddell & Reed Financial, Inc.                           20,250          761,906

FOOD PROCESSING - 0.5%
  Tootsie Roll Industries, Inc.                            16,249          748,470

FURNITURE / HOME FURNISHINGS - 0.2%
  HON Industries, Inc.                                     12,000          306,000

HOMEBUILDING - 0.3%
  Lennar Corporation                                       12,600          456,750

INDUSTRIAL SERVICES - 4.3%
  ACNielsen Corporation*                                   26,000          942,500
  Apollo Group, Inc.*                                      18,750          922,266
  DeVry, Inc.*                                             26,000          981,500
  Equifax, Inc.                                            18,200          522,113
  F.Y.I., Inc.*                                            17,000          626,875
  Iron Mountain, Inc.*                                     10,000          371,250
  ITT Educational Services, Inc.*                          15,500          341,000
  Manpower, Inc.                                           14,000          532,000
  Robert Half International, Inc.*                         21,500          569,750

INSURANCE - 1.8%
  AMBAC Financial Group, Inc.                              14,550          848,447
  Mutual Risk Management Ltd.                              21,132          320,942
  PMI Group, Inc.                                           2,000          135,375
  Radian Group, Inc.                                        9,500          713,094
  XL Capital Ltd.                                           5,500          480,563

INTERNET - 1.9%
  Ariba, Inc.*                                              5,000          268,750
  Broadvision, Inc.*                                       12,500          147,656
  Ebay, Inc.*                                              15,500          511,500
  Homestore.com, Inc.*                                     11,500          231,437
  Infospace, Inc.*                                          7,000           61,906
  Openwave Systems, Inc.*                                   5,000          239,687
  RSA Security, Inc.*                                       3,000          158,625
  Terra Networks SA - ADR*                                 15,050          158,966
  TMP Worldwide, Inc.*                                      9,000          495,000
  Webmethods, Inc.*                                         3,000          266,812

MACHINERY - 0.9%
  Cognex Corporation*                                      11,000          243,375
  Donaldson Company, Inc.                                  16,600          461,688
  IDEX Corporation                                          9,500          314,687
  Parker-Hannifin Corporation                               6,000          264,750

MEDICAL SERVICES - 2.2%
  Laboratory CRP of America Holdings*                       3,100          545,600
  Lincare Holdings, Inc.*                                   9,600          547,800
  Quest Diagnostics, Inc.*                                 11,500        1,633,000
  Renal Care Group, Inc.*                                  10,500          287,930

MEDICAL SUPPLIES - 3.6%
  Allergan, Inc.                                            6,000          580,875
  Apogent Technologies, Inc.*                              17,000          348,500
  ArthroCare Corporation*                                  12,000          234,000
  Biomet Inc.                                              20,850          827,484
  Guidant Corporation                                       7,000          377,562
  Medtronic, Inc.                                           8,000          483,000
  Minimed, Inc.*                                            8,000          336,250
  Redmed, Inc.*                                            21,000          837,375
  Stryker Corporation                                      10,000          505,900
  Techne Corporation*                                      10,000          360,625






			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
			 PORTFOLIO OF INVESTMENTS
		 	    DECEMBER 31, 2000
----------------------------------------------------------------






                                                                          MARKET
COMMON STOCK                                                SHARES        VALUE
------------------------------------------------           --------   -------------
OFFICE EQUIPMENT & SUPPLIES - 0.3%
  Avery Dennison Corporation                                6,700     $    367,662

OILFIELD SERVICES - 3.0%
  BJ Services Company*                                     13,500          929,812
  Cooper Cameron Corporation*                              10,400          687,050
  Insituform Technologies-Class A*                         16,500          657,938
  Smith International, Inc.*                               11,800          879,837
  Veritas DGC, Inc.*                                       13,000          419,900
  Weatherford International, Inc.*                          9,835          464,704

PACKAGING & CONTAINER - 0.2%
  Sealed Air Corporation*                                   8,900          271,450

PETROLEUM - 0.6%
  Apache Corporation                                        8,000          560,500
  Devon Energy Corporation                                  4,500          274,365

PHARMECUTICAL - 4.1%
  Abgenix, Inc.*                                            7,000          413,438
  Aurora Biosciences Corporation*                           8,500          267,219
  BioChem Pharma, Inc.*                                    12,500          400,000
  Cardinal Health, Inc.                                     6,187          616,380
  Elan Corporation PLC-ADR*                                10,400          486,850
  Express Scripts, Inc.*                                   11,500        1,175,875
  Gilead Sciences, Inc.*                                    6,100          505,919
  MedImmune, Inc.*                                         15,000          715,313
  QLT Phototherapeutics, Inc.*                              8,000          224,000
  Shire Pharmaceuticals Group PLC-ADR*                      9,800          451,413
  Sybron Dental Specialites*                                5,666           95,614
  Watson Pharmaceuticals, Inc.*                             5,600          286,650

PRECISION INSTRUMENT - 0.9%
  Cuno Incorporated*                                       15,500          415,594
  Dionex Corporation*                                       8,500          293,250
  KLA-Tencor Corporation*                                  13,600          458,150

PRINTING - 0.4%
  Valassis Communications, Inc.*                           17,000          536,563

PUBLISHING - 0.2%
  Meredith Corporation                                     10,000          321,875

REAL ESTATE INVESTMENT MANAGEMENT - 0.9%
  Jones Lang LaSalle, Inc.*                                 9,000          124,875
  Security Capital Group, Inc. - Class B*                  33,300          668,081
  Trammell Crow Company*                                   32,200          434,700

RECREATION - 0.7%
  Carnival Corporation                                      9,000          277,312
  Harley-Davidson, Inc.                                    16,000          636,000

RESTAURANT - 0.5%
  Starbucks Corporation*                                   16,200          716,850

RETAIL STORE - 5.1%
  Bed Bath & Beyond, Inc.*                                 28,000          626,500
  BJ's Wholesale Club, Inc.*                               11,000          422,125
  CDW Computer Centers, Inc.*                              10,000          278,750
  Dollar General Corporation                               35,926          678,103
  Dollar Tree Stores, Inc.*                                17,250          422,625
  Family Dollar Stores                                     27,000          578,813
  Harcourt General, Inc.                                    7,500          429,000
  Kohl's Corporation*                                       6,600          402,600
  Ross Stores, Inc.                                        30,500          514,688
  Staples, Inc.*                                           10,500          124,031
  The Men's Warehouse, Inc.*                                9,225          251,381
  Tiffany & Company                                        28,000          885,500
  TJX Companies, Inc.                                      28,700          796,425
  Williams-Sonoma, Inc.*                                   15,000          300,000
  Zale Corporation*                                         7,000          203,437





			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
		    PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
----------------------------------------------------------------






COMMON STOCK AND                                                        MARKET
REPURCHASE AGREEMENT                                       SHARES       VALUE
------------------------------------------------	   --------   ------------
SECURITIES BROKERAGE - 2.0%
  Charles Schwab Corporation                               37,011     $  1,050,187
  Investment Technology Group, Inc.                        13,444          561,287
  Legg Mason, Inc.                                         13,000          708,500
  Raymond James Financial, Inc.                            10,125          353,109

SEMICONDUCTORS - 7.9%
  Altera Corporation*                                      27,200          715,700
  Analog Devices, Inc.*                                    17,000          870,187
  Applied Materials, Inc.*                                  9,000          343,687
  Applied Micro Circuits Corporation*                      20,000        1,500,937
  Broadcom Corporation*                                     4,000          338,000
  Cree, Inc.*                                               9,000          319,781
  Dallas Semiconductor Corporation                         15,000          384,375
  Lattice Semiconductor Corporation*                       24,000          441,000
  Linear Technology Corporation                            18,000          832,500
  MIPS Technologies, Inc.-Class B*                          7,000          178,391
  Maxim Integrated Products, Inc.*                         18,000          860,625
  National Semiconductor Corp.*                             9,500          191,187
  PMC-Sierra, Inc.*                                         9,000          707,625
  Qlogic Corporation*                                       6,000          462,000
  SDL, Inc.*                                                3,400          503,838
  Semtech Corporation*                                     15,000          330,937
  Vitesse Semiconductor Corporation*                       15,000          829,688
  Xilinx, Inc.*                                            21,200          977,850

TELECOMMUNICATIONS EQUIPMENT - 2.5%
  ADC Telecommunications, Inc.*                            22,000          398,750
  American Tower Corporation                               14,000          530,250
  JDS Uniphase Corporation*                                12,000          500,250
  Newport Corporation                                       5,000          393,047
  RF Micro Devices, Inc.*                                   8,000          219,500
  SBA Communications Corporation*                          12,000          492,750
  Scientific-Atlanta, Inc.                                  7,500          244,219
  Spectrasite Holdings, Inc.*                              31,000          410,750
  Tellabs, Inc.*                                            3,500          197,750

TELECOMMUNICATIONS SERVICE - 2.3%
  Allegiance Telecom, Inc.*                                 7,500          166,992
  Crown Castle International Corporation*                  16,000          433,000
  McleodUSA, Inc.*                                         39,000          550,875
  Nextel Communications, Inc.*                              6,000          148,500
  NTL, Inc.*                                                2,000           47,875
  Time Warner Telecom-Class A*                              8,000          507,500
  United States Cellular Corporation*                       5,500          331,375
  Western Wireless Corporation*                            10,500          411,469
  Winstar Communications, Inc.*                             6,000           70,125
  XO Communications, Inc.-Class A*                         20,000          356,250

TOYS - 0.3%
  Mattel, Inc.                                             27,625          398,905

TRANSPORT SERVICES - 1.5%
  C.H. Robinson Worldwide, Inc.                            16,000          503,000
  Egl, Inc.*                                                7,000          167,562
  Expeditors International of Washington, Inc.             17,200          923,425
  UTI Worldwide, Inc.*                                     21,500          432,688
                                                                      -------------
TOTAL COMMON STOCK - 99.9%
  (Cost $80,096,599)                                                   135,957,146

REPURCHASE AGREEMENT - 0.4%
  Fifth Third Bank Two Party Repurchase
  Agreement, 5.8%, due 01/02/01                                            552,902
                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES - 100.3%
  (Cost $80,649,501)                                                  $136,510,048
                                                                      =============








*Securities are non-income producing
ADR - American Depositary Receipt

			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		    PORTFOLIO OF INVESTMENTS
		        DECEMBER 31, 2000
---------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY        AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
ADVERTISING - 1.8%
   Lamar Advertising Company                     B              9.625       12/01/06      $  500,000      $    515,000
   News Corporation Ltd.                         BB+            8.750       02/15/06         750,000           727,500

AEROSPACE / DEFENSE - 0.8%
   Lockheed Martin Corporation                   BBB-           7.650       05/01/16         500,000           528,975

AIR TRANSPORT - 0.3%
   Northwest Airlines, Inc.                      BB             8.700       03/15/07         200,000           195,259

AUTO PARTS - 1.9%
   Arvinmeritor, Inc.                            BBB            6.800       02/15/09         500,000           409,152
   Lear Corporation                              BB+            8.110       05/15/09         500,000           454,442
   TRW, Inc.                                     BBB            6.250       01/15/10         500,000           416,600

AUTO & TRUCK - 2.1%
   Ford Motor Company                            A              6.500       08/01/18         750,000           644,434
   General Motors Corporation                    A              7.700       04/15/16         750,000           768,764

BANK - 8.4%
   Banc One Corporation                          A-             7.750       07/15/25         750,000           725,007
   Bank of America Corp.                         A              7.800       09/15/16         750,000           746,857
   Barclays Bank PLC                             AA-            7.400       12/15/09         500,000           518,207
   Capital One Financial Corp.                   BB+            7.250       05/01/06         500,000           464,805
   Citicorp, Inc.                                A+             7.250       10/15/11         750,000           764,721
   Comerica Bank                                 A-             8.375       07/15/24         600,000           618,645
   First Union Corporation                       A-             6.400       04/01/08         500,000           475,703
   National City Corporation                     A-             6.875       05/15/19         750,000           682,273
   Swiss Bank Corp.-NY                           AA             7.375       07/15/15         750,000           753,616

BEVERAGE - 1.1%
   Anheuser-Busch Companies, Inc.                A+             7.125       07/01/17         750,000           774,235

BROADCASTING / CABLE TV - 5.6%
   Chancellor Media Corporation                  BBB-           8.000       11/01/08         500,000           503,125
   Charter Communications Holdings LLC           B+             8.625       04/01/09         500,000           453,750
   Comcast Corporation                           BBB            7.625       04/15/08         700,000           720,561








			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		    PORTFOLIO OF INVESTMENTS
		        DECEMBER 31, 2000
---------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY        AMOUNT           VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
BROADCASTING / CABLE TV - 5.6% (Continued)
   CSC Holdings, Inc.                            BB-            9.875       02/15/13      $  500,000      $    512,500
   Lenfest Communications, Inc.                  BBB            8.250       02/15/08         400,000           414,533
   Rogers Communications                         BB-            8.875       07/15/07         500,000           495,000
   Time Warner, Inc.                             BBB+           7.250       10/15/17         750,000           734,283

BUILDING MATERIALS - 0.7%
   American Standard, Inc.                       BB+            7.375       04/15/05         500,000           475,000

CHEMICAL - 1.4%
   Air Products and Chemicals, Inc.              A              8.750       04/15/21         250,000           271,981
   Union Carbide Corporation                     BBB            6.700       04/01/09         500,000           496,044
   Witco Corporation                             BBB            7.750       04/01/23         200,000           184,236

COMPUTER SOFTWARE & SERVICES - 2.5%
   Computer Associates International, Inc.       BBB+           6.500       04/15/08         500,000           438,168
   Oracle Corporation                            A-             6.910       02/15/07         500,000           504,691
   Unisys Corporation                            BB+           11.750       10/15/04         750,000           791,250

COMPUTER & PERIPHERALS - 1.9%
   Dell Computer Corporation                     BBB+           6.550       04/15/08         750,000           724,357
   IBM Corporation                               A+             7.500       06/15/13         500,000           536,818

DIVERSIFIED - 2.3%
   Norsk Hydro ASA                               A              9.000       04/15/12         750,000           858,507
   Tyco International Group SA                   A-             6.125       01/15/09         750,000           718,461

ELECTRIC & GAS UTILITIES - 9.7%
   Calpine Corporation                           BB+            7.625       04/15/06         550,000           528,126
   Carolina Power & Light Company                BBB+           8.200       07/01/22         500,000           504,839
   Cincinnati G&E - MBIA                         AAA            7.200       10/01/23       1,000,000           946,534
   Duke Energy Corporation                       A+             7.375       03/01/10         750,000           780,720
   Duquesne Light Company                        BBB+           7.550       06/15/25         250,000           243,332
   Florida Power Corporation                     BBB+           7.000       12/01/23         500,000           465,167
   Hydro-Quebec                                  AAA            8.400       01/15/22         300,000           345,761
   Long Island Lighting Company                  A-             8.200       03/15/23         250,000           256,046
   Monongahela Power                             A+             8.375       07/01/22         500,000           501,516
   Ontario Hydro                                 AA+            7.450       03/31/13         750,000           798,884






			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		    PORTFOLIO OF INVESTMENTS
		        DECEMBER 31, 2000
---------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY         AMOUNT           VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
ELECTRIC & GAS UTILITIES - 9.7%  (Continued)
   Pacific Gas & Electric Corporation            A+             8.375       05/01/25      $  500,000      $    389,418
   Potomac Edison Company                        A+             7.750       02/01/23          95,000            93,554
   Potomac Electric Power Company                A              7.375       09/15/25         500,000           471,629
   Texas Utilities Company                       BBB+           7.875       03/01/23         250,000           250,548

ELECTRONICS - 2.1%
   AMETEK, Inc.                                  BBB            7.200       07/15/08         500,000           469,746
   Flextronics International LTD                 BB-            9.875       07/01/10         500,000           487,500
   Koninklijke Philips Electronics N.V.          A-             7.250       08/15/13         500,000           491,414

ENTERTAINMENT - 0.7%
   Viacom, Inc.                                  BBB+           7.500       07/15/23         500,000           461,285

FINANCIAL SERVICES - 7.6%
   Associates Corporation                        AA-            6.950       11/01/18         500,000           473,739
   Bear Stearns Co. Inc.                         A              7.000       07/06/18         250,000           229,909
   Fairfax Financial Holdings                    BBB-           8.250       10/01/15         250,000           196,426
   General Electric Capital Corporation          AAA            8.000       08/20/14         250,000           250,737
   Goldman Sachs Group, Inc.                     A+             6.650       05/15/09         750,000           732,559
   Household Finance Corporation                 A              6.375       08/01/10         750,000           707,972
   SBC Communications Capital Corporation        AA-            7.000       07/01/15         750,000           755,048
   Sears Roebuck Acceptance Corp.                A-             6.875       10/15/17         500,000           443,124
   Sprint Capital Corp.                          BBB+           6.900       05/01/19         750,000           620,907
   Washington Mutual, Inc.                       BBB            8.250       04/01/10         750,000           793,480

FOOD PROCESSING - 1.4%
   Archer Daniels Midland Company                A+             7.125       03/01/13         500,000           500,536
   Nabisco, Inc.                                 A              7.050       07/15/07         500,000           484,458

HOME BUILDING - 3.0%
   D.R. Horton, Inc.                             BB             8.000       02/01/09         750,000           675,000
   Kaufman & Broad Home Corp.                    BB+            7.750       10/15/04         500,000           467,500
   MDC Holdings, Inc.                            BB             8.375       02/01/08         750,000           682,500
   Ryland Group, Inc.                            B+             9.625       06/01/04         200,000           191,500








			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		     PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
---------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY         AMOUNT           VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
HOTEL / GAMING - 3.7%
   Boyd Gaming Corporation                       B+             9.500       07/15/07      $  600,000      $    531,000
   Harrah's Operating Co., Inc.                  BB+            7.875       12/15/05         500,000           497,500
   HMH Properties, Inc.                          BB             8.450       12/01/08         500,000           485,000
   Mirage Resorts, Inc.                          BBB-           6.750       08/01/07         500,000           469,884
   Park Place Entertainment Corp.                BB+            7.875       12/15/05         525,000           514,500

INDUSTRIAL SERVICES - 0.7%
   Coinmach Corporation                          B             11.750       11/15/05         500,000           498,750

INSURANCE - 3.1%
   Ace INA Holdings                              A-             8.300       08/15/06         250,000           266,189
   Aetna Services, Inc.                          A+             7.125       08/15/06         500,000           510,903
   Allstate Corporation                          A+             7.500       06/15/13         500,000           521,125
   CIGNA Corporation                             A+             8.250       01/01/07         100,000           105,195
   CNA Financial Corporation                     BBB            6.950       01/15/18         250,000           198,657
   Loews Corporation                             AA-            6.750       12/15/06         500,000           489,598

MACHINERY - 1.0%
   Caterpillar, Inc.                             A+             9.000       04/15/06         100,000           111,433
   Deere & Company                               A+             8.950       06/15/19         500,000           555,932

MEDICAL SERVICES - 2.3%
   HCA - The Healthcare Company                  BB+            8.750       09/01/10         750,000           791,972
   Tenet Healthcare Corporation                  BB+            8.000       01/15/05         750,000           759,375

NATURAL GAS - 3.7%
   Columbia Energy Group                         BBB            7.320       11/28/10         500,000           482,787
   Enron Corporation                             A              7.750       04/15/23         250,000           248,831
   Louis Dreyfus Natural Gas Corp.               BBB-           9.250       06/15/04         500,000           523,515
   Tennessee Gas Pipeline                        BBB+           7.500       04/01/17         500,000           499,647
   Williams Cos., Inc.                           BBB-           7.625       07/15/19         750,000           748,711

NEWSPAPER - 0.8%
   Hollinger International, Inc.                 BB             8.625       03/15/05         500,000           495,000
   Knight-Ridder, Inc.                           A              9.875       04/15/09          50,000            58,546







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		    PORTFOLIO OF INVESTMENTS
		        DECEMBER 31, 2000
---------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY         AMOUNT           VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
OILFIELD SERVICES - 3.0%
   Noble Drilling Corporation                    A-             7.500       03/15/19      $  500,000      $    491,497
   Offshore Logistics, Inc.                      BB             7.875       01/15/08         550,000           508,750
   Parker Drilling Company                       B+             9.750       11/15/06         500,000           502,500
   Pride International, Inc.                     BB             9.375       05/01/07         500,000           515,000

PAPER & FOREST PRODUCTS - 0.9%
   Weyerhaeuser Company                          A              6.950       08/01/17         700,000           628,912

PETROLEUM - 3.9%
   Kerr-McGee Corporation                        BBB            7.000       11/01/11         700,000           692,010
   Louisiana Land & Exploration Co.              A-             7.650       12/01/23         500,000           494,613
   Ocean Energy, Inc.                            BB+            8.875       07/15/07         750,000           772,500
   Phillips Petroleum Company                    BBB            6.650       07/15/18         750,000           698,196

RAILROAD - 0.4%
   Burlington Northern Santa Fe                  BBB+           8.750       02/25/22         250,000           279,245

RECREATION - 0.7%
   Speedway Motorsports, Inc.                    B+             8.500       08/15/07         500,000           490,625

RENTAL AUTO / EQUIPMENT - 1.1%
   Hertz Corporation                             A-             6.625       05/15/08         750,000           724,428

RETAIL STORE - 0.7%
   Michaels Stores, Inc.                         BB            10.875       06/15/06         500,000           500,000

SECURITIES BROKERAGE - 4.2%
   Lehman Brothers Holdings, Inc.                A              8.500       08/01/15         750,000           793,909
   Merrill Lynch & Company, Inc.                 AA-            6.875       11/15/18       1,000,000           942,744
   Morgan, J.P. & Company                        A+             6.250       01/15/09         650,000           614,899
   Morgan Stanley Dean Witter                    AA-            7.250       10/15/23         500,000           464,086

SEMICONDUCTOR - 0.7%
   Applied Materials, Inc.                       A-             7.125       10/15/17         500,000           481,823

STEEL - 0.7%
   AK Steel Corporation                          BB             9.125       12/15/06         500,000           476,250







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BOND FUND
		    PORTFOLIO OF INVESTMENTS
		        DECEMBER 31, 2000
---------------------------------------------------------




FIXED INCOME SECURITIES,                           S & P
PREFERRED STOCK AND                               CREDIT                                   PRINCIPAL          MARKET
REPURCHASE AGREEMENT                              RATING       COUPON       MATURITY         AMOUNT           VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
TELECOMMUNICATIONS SERVICE - 6.3%
   AT&T Corporation                              A              8.125       07/15/24      $  750,000      $    731,628
   Bell Canada                                   A+             9.500       10/15/10         500,000           566,068
   Global Crossings Ltd.                         BB             9.625       05/15/08         750,000           705,000
   GTE Corporation                               A+             8.750       11/01/21         500,000           562,261
   MasTec, Inc.                                  BBB-           7.750       02/01/08         750,000           690,000
   New York Telephone Company                    A+             7.250       02/15/24         500,000           462,835
   Rogers Cantel, Inc.                           BB-            8.800       10/01/07         500,000           500,000

TOBACCO - 0.1%
   Philip Morris Companies, Inc.                 A              6.375       02/01/06         100,000            95,548

TOILETRIES/COSMETICS - 0.7%
   Kimberly-Clark Corporation                    AA             7.000       08/15/23         500,000           474,045

TRANSPORT SERVICES - 1.2%
   Sea Containers                                BB-            7.875       02/15/08         500,000           327,500
   Stagecoach Holdings PLC                       BBB            8.625       11/15/09         500,000           466,789

U.S. GOVERNMENT - 0.7%
   U.S. Treasury - Bond                                         6.500       02/28/02         500,000           505,781
                                                                                                          -------------
TOTAL FIXED-INCOME SECURITIES - 95.9%
   (Cost $65,178,081)                                                                                       65,232,366

TOTAL PREFERRED STOCK - 0.7%
   SBC Communications, Inc. (Cost $496,812)      A              8.500       06/30/26          20,000           501,250

REPURCHASE AGREEMENT - 1.6%
   Fifth Third Bank Two Party Repurchase
   Agreement, 5.8%, 01/02/01                                                                                 1,092,581
                                                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES - 98.2%
   (Cost $66,767,474)                                                                                     $ 66,826,197
                                                                                                          =============






			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
		       PORTFOLIO OF INVESTMENTS
			   DECEMBER 31, 2000
------------------------------------------------------------




                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	  --------    -------------
ADVERTISING - 0.5%
  Catalina Marketing Corporation*                          6,300      $     245,306
  Harte-Hanks, Inc.                                        3,000             71,062
  Interpublic Group of Companies, Inc.                     2,800            119,175
  Lamar Advertising Company*                               2,200             84,906
  Omnicom Group, Inc.                                      1,500            124,312
  True North Communications                                3,000            127,500
  WPP Group PLC-Sponsored ADR                              3,089            194,028

AEROSPACE / DEFENSE - 1.0%
  Boeing Company                                          10,140            669,240
  General Dynamics Corporation                             5,700            444,600
  Honeywell International, Inc.                            5,500            260,219
  Lockheed Martin Corporation                              7,000            237,650
  United Technologies Corporation                          6,900            542,512

AIR TRANSPORT - 0.2%
  Southwest Airlines                                      14,000            469,420

APPAREL - 0.3%
  Cintas Corporation                                       5,850            311,147
  Gucci Group                                                500             44,250
  Quiksilver, Inc.*                                        4,500             87,187
  VF Corporation                                           6,100            221,064

AUTO PARTS - 0.1%
  Genuine Parts Company                                    8,000            209,500

AUTO & TRUCK - 0.4%
  Ford Motor Company                                      20,803            487,570
  General Motors Corporation                               5,400            275,063

BANK - 4.3%
  Banc One Corporation                                    15,260            558,897
  Bank of America Corporation                             22,313          1,023,609
  Bank of New York Company, Inc.                          14,300            789,181
  Chase Manhattan Corporation                             16,520            750,627
  City National Corporation                                3,100            120,319
  Community First Bankshares, Inc.                         4,000             75,500
  Fifth Third Bancorp                                      7,500            448,125
  First Tennessee National Corporation                    11,600            335,675
  Firstar Corporation                                     11,500            267,375
  Fleet Boston Financial Corporation                       9,016            338,663
  Investors Financial Services                             1,000             86,000
  J.P. Morgan & Company                                    1,500            248,250
  Mellon Bank Corporation                                 19,800            971,438
  National City Corporation                                6,500            186,875
  Northern Trust Corporation                               3,400            277,312
  PNC Bank Corporation                                    10,400            759,850
  Silicon Valley Bancshares*                               2,000             69,125
  State Street Corporation                                 2,400            298,104
  Synovus Financial Corporation                            1,000             26,937
  U.S. Bancorp                                             6,900            201,394
  Wells Fargo Company                                     14,130            786,864
  Wilmington Trust Corporation                             5,500            341,344

BEVERAGE - 0.9%
  Anheuser-Busch Companies, Inc.                          14,800            673,400
  Brown-Forman Corporation                                 4,000            266,000
  Diageo PLC-ADR                                           4,800            213,000
  PepsiCo, Inc.                                           16,500            817,781

BIOTECHNOLOGY - 1.0%
  Affymetrix, Inc.*                                        1,000             74,437
  Amgen, Inc.*                                             1,500             95,906
  Biogen, Inc.*                                            1,500             90,094
  Human Genome Sciences, Inc.*                             4,800            332,700
  Idec Pharmaceuticals Corporation*                        2,000            379,125
  Immunex Corporation*                                     6,300            255,937
  Incyte Pharmaceuticals, Inc.*                            4,000             99,500
  Millennium Pharmaceuticals, Inc.*                        6,000            371,250
  PE Corp-Celera Genomics Group*                           2,000             72,250
  Protein Design Labs, Inc.*                               4,000            347,500







			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC. - BALANCED FUND
				 PORTFOLIO OF INVESTMENTS
			   	     DECEMBER 31, 2000
------------------------------------------------------------




                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	  --------    -------------
BROADCASTING / CABLE TV - 1.0%
  Citadel Communications Corporation*                      2,000      $      24,000
  Clear Channel Communications*                            5,468            264,856
  Cox Communications, Inc.*                                3,000            139,687
  Emmis Communications Corporation*                        5,200            149,175
  Entercom Communications Corporation*                     3,300            113,644
  Gemstar-TV Guide International, Inc.*                      500             23,187
  Hispanic Broadcasting Corporation*                       3,200             81,600
  Infinity Broadcasting Corporation*                       8,437            235,709
  Radio One, Inc. - Class A*                               2,300             24,581
  Radio One, Inc.-Class D*                                 2,600             28,600
  Regent Communications, Inc.*                             5,000             29,688
  The Walt Disney Company                                 13,000            376,188
  Time Warner, Inc.                                        2,000            104,480
  Univision Communications, Inc.*                          6,600            270,188
  USA Networks, Inc.*                                      5,600            108,850
  Westwood One, Inc.*                                      4,400             84,975

BUILDING MATERIALS - 0.2%
  Dycom Industries, Inc.*                                  3,750            134,766
  Martin Marietta Materials                                5,000            211,500

CHEMICAL - 1.2%
  Cytec Industries, Inc.*                                  7,500            299,531
  Dow Chemical                                            14,100            516,412
  duPont, E.I. de Nemours & Co.                           11,000            531,437
  Ecolab, Inc.                                             5,300            228,894
  Rohm & Haas Company                                     11,000            399,438
  Symyx Technologies, Inc.*                                1,300             46,800
  Syngenta AG-ADR*                                           683              7,470
  Union Carbide Corporation                                2,100            113,006
  Valspar Corporation                                      3,600            115,848
  WD-40 Company                                            9,600            186,600

COMPUTER & PERIPHERALS - 1.0%
  Brocade Communications Systems*                          1,000             91,813
  Comverse Technology, Inc.*                               2,400            260,700
  Diebold, Inc.                                            2,400             80,100
  EMC Corporation*                                         2,600            172,900
  Entrust Technologies, Inc.*                              1,000             13,000
  Hewlett-Packard Company                                 14,200            448,187
  International Business Machines Corp.                    4,000            340,000
  Microchip Technology, Inc.*                              3,375             74,039
  Network Appliance, Inc.*                                 4,600            295,478
  Synopsys, Inc.*                                          2,000             94,875
  VERITAS Software Corporation*                            3,000            262,500

COMPUTER SOFTWARE & SERVICES - 3.5%
  Adobe Systems, Inc.                                      4,800            279,300
  Affiliated Computer Services, Inc.*                      2,000            121,375
  Automatic Data Processing                                8,000            506,500
  BARRA, Inc.*                                             3,750            176,719
  BEA Systems, Inc.*                                       4,000            269,250
  BISYS Group, Inc.*                                       5,000            260,625
  BMC Software, Inc.*                                      4,000             56,000
  Cadence Design Systems, Inc.*                            3,700            101,750
  Check Point Software Technologies Ltd.*                  4,000            534,250
  Choicepoint, Inc.*                                       4,000            262,250
  Citrix Systems, Inc.*                                    5,200            117,000
  CNET, Inc.*                                              2,500             39,961
  DST Systems, Inc.*                                       4,000            268,000
  Electronic Arts, Inc.*                                   4,000            170,500
  FactSet Research Systems, Inc.                           4,000            148,280
  First Data Corporation                                  10,000            526,875
  IMS Health, Inc.                                         7,200            194,400
  Informatica Corporation*                                 2,000             79,125
  Internet Security Systems, Inc.*                         2,400            188,250
  Intuit, Inc.*                                            5,100            201,131
  Keane, Inc.*                                             3,000             29,250
  Mercury Interactive Corporation*                         4,000            361,000
  Micromuse, Inc.*                                         2,000            120,719
  Microsoft Corporation*                                   9,800            426,300
  National Instruments Corporation*                        3,200            155,400
  Oracle Corporation*                                      4,000            116,250
  Peregrine Systems, Inc.*                                 3,200             63,200






			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			PORTFOLIO OF INVESTMENTS
			   DECEMBER 31, 2000
------------------------------------------------------------





                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	  --------    -------------
COMPUTER SOFTWARE & SERVICES - 3.5% (Continued)
  SEI Investments Company                                  6,300      $     705,600
  SunGard Data Systems, Inc.*                              3,000            141,375
  Symantec Corporation*                                    4,000            133,500
  WebTrends Corporation*                                   3,600            104,175
  Wind River Systems, Inc.*                                4,000            136,500

DIVERSIFIED - 1.5%
  Corning, Inc.                                            7,000            369,687
  Crane Company                                            7,000            199,063
  Danaher Corporation                                      1,500            102,563
  Eaton Corporation                                        2,000            150,375
  Illinois Tool Works                                      9,500            565,844
  Minnesota Mining & Manufacturing                         8,800          1,060,400
  PPG Industries, Inc.                                     6,000            277,875
  Roper Industries, Inc.                                   3,500            115,719
  Textron, Inc.                                            5,000            232,500
  Viad Corp.                                               4,400            101,200

DRUGSTORE - 0.1%
  CVS Corporation                                          1,600             95,900
  Duane Reade, Inc.*                                       3,000             91,687

ELECTRIC & GAS UTILITIES - 3.6%
  AES Corporation*                                         5,600            310,100
  Calpine Corporation*                                     2,200             99,137
  Consolidated Edison Co. of N.Y.                          5,400            207,900
  Constellation Energy Group                               5,700            256,856
  Dominion Resources, Inc.*                                8,000            536,000
  Duke Energy Corporation                                  8,935            761,709
  Entergy Corporation                                     12,500            528,906
  Exelon Corporation*                                     14,625          1,026,821
  FirstEnergy Corp.                                        4,500            142,031
  GPU, Inc.                                                3,600            132,525
  Hawaiian Electric Industries, Inc.                       9,100            338,406
  Progress Energy, Inc.                                   14,266            701,700
  Reliant Energy, Inc.                                    12,800            554,400
  RGS Energy Group, Inc.                                  11,000            356,812
  Southern Company                                        14,000            465,500
  TECO Energy, Inc.                                       16,200            524,475
  Texas Utilities Company                                  9,300            412,106
  XCEL Energy, Inc.                                        7,285            211,720

ELECTRICAL EQUIPMENT - 1.0%
  American Power Conversion*                               2,500             30,938
  Emerson Electric Company                                10,500            827,531
  General Electric Company                                22,500          1,078,594
  Littlefuse, Inc.*                                        3,500            100,187
  Molex, Inc.                                              3,660             93,101

ELECTRONICS - 1.5%
  Agilent Technologies, Inc.*                              2,326            127,349
  Applera Corp-Applied Biosys                              4,000            376,250
  Flextronics International Ltd.*                          4,800            136,800
  Jabil Circuit, Inc.*                                     4,000            101,500
  Lam Research Corporation*                                2,000             29,000
  Macromedia*                                              2,000            121,500
  Micrel, Inc.*                                            4,600            154,962
  Millipore Corporation                                    6,000            378,000
  Sanmina Corporation*                                     3,800            291,175
  Sawtek, Inc.*                                            2,000             92,375
  SCI Systems, Inc.*                                       4,000            105,500
  Symbol Technologies, Inc.                               10,125            364,500
  Technitrol, Inc.                                         5,000            205,625
  Teradyne, Inc.*                                          3,000            111,750
  Waters Corporation*                                      6,000            501,000

ENVIRONMENTAL - 0.2%
  Republic Services, Inc.*                                 3,000             51,563
  Waste Management, Inc.                                  11,000            305,250







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
		      PORTFOLIO OF INVESTMENTS
			   DECEMBER 31, 2000
------------------------------------------------------------






                                                                       MARKET
COMMON STOCK                                               SHARES      VALUE
------------------------------------------------	  --------  -------------
FINANCIAL SERVICES - 4.2%
  American Express Company                                15,000      $     824,062
  Amvescap PLC                                             6,250            271,875
  Capital One Financial Corporation                        1,500             98,719
  Citigroup, Inc.                                         26,044          1,329,872
  Concord EFS, Inc.*                                       4,500            197,719
  Dun & Bradstreet Corporation                             5,850            151,369
  Eaton Vance Corporation                                  7,000            225,750
  Fannie Mae                                              20,300          1,761,025
  Federated Investors                                     10,500            305,812
  Franklin Resources, Inc.                                 3,800            144,780
  Goldman Sachs Group, Inc.                                2,700            288,731
  Moody's Corporation                                     11,700            300,544
  Freddie Mac                                             14,500            998,688
  Morgan Stanley Dean Witter & Co.                         8,000            634,000
  Paychex, Inc.                                            7,593            369,210
  Providian Financial Corporation                          2,800            161,000
  Stilwell Financial, Inc.                                 9,000            354,937
  Waddell & Reed Financial, Inc.                           7,500            282,187

FOOD PROCESSING - 1.5%
  Campbell Soup Company                                    5,000            173,125
  ConAgra, Inc.                                            5,622            146,172
  General Mills, Inc.                                     14,800            659,525
  Heinz (H.J.) Company                                     6,000            284,625
  Hershey Foods Corp.                                      4,800            309,000
  Kellogg Company                                          7,000            183,750
  Quaker Oats Company                                      2,000            194,750
  Ralston-Ralston Purina Group                             6,000            156,750
  Sara Lee Corporation                                     9,000            221,062
  Tootsie Roll Industries, Inc.                            4,451            205,024
  Unilever N.V.                                            4,000            251,750
  Wrigley (WM.) Jr. Company                                4,000            383,250

FOREIGN TELECOMMUNICATIONS - 0.1%
  Reuters Group PLC-ADR                                    2,733            269,201

FURNITURE / HOME FURNISHINGS - 0.0%
  HON Industries, Inc.                                     3,300             84,150

GROCERY - 0.1%
  Albertson's, Inc.                                        9,000            238,500

HOMEBUILDING - 0.1%
  Lennar Corporation                                       3,200            116,000

HOUSEHOLD PRODUCTS - 0.1%
  Clorox Company                                           5,500            195,250

INDUSTRIAL SERVICES - 0.7%
  ACNielsen Corporation*                                   4,800            174,000
  Apollo Group, Inc.*                                      6,050            297,584
  DeVry, Inc.*                                             6,200            234,050
  Equifax, Inc.                                            4,000            114,750
  F.Y.I., Inc.*                                            3,000            110,625
  Iron Mountain, Inc.*                                     3,500            129,937
  ITT Educational Services, Inc.*                          3,200             70,400
  Manpower, Inc.                                           3,000            114,000
  Robert Half International, Inc.*                         5,000            132,500

INSURANCE - 2.4%
  AFLAC, Inc.                                              5,800            418,688
  AMBAC Financial Group, Inc.                              4,800            279,900
  American General Corporation                            10,000            815,000
  American International Group, Inc.                       7,500            739,219
  Hartford Financial Services Group, Inc.                  4,000            282,500
  Lincoln National Corporation                             8,500            402,156
  Marsh & McLennan Companies, Inc.                         6,600            772,200
  MBIA, Inc.                                               6,500            481,813
  MGIC Investment Corporation                              4,800            323,700
  Mutual Risk Management Ltd.                              6,666            101,240
  Radian Group, Inc.                                       2,200            165,138
  XL Capital Ltd.                                          1,900            166,013







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			 PORTFOLIO OF INVESTMENTS
		   	     DECEMBER 31, 2000
------------------------------------------------------------






                                                                          MARKET
COMMON STOCK                                               SHARES         VALUE
------------------------------------------------	  --------    -------------
INTERNET - 0.2%
  Ariba, Inc.*                                               500      $      26,875
  Broadvision, Inc.*                                       3,000             35,437
  Ebay, Inc.*                                              2,700             89,100
  Homestore.com, Inc.*                                     1,500             30,187
  Openwave Systems, Inc.*                                  1,500             71,906
  Terra Networks SA-Sponsored ADR*                         4,945             52,232
  TMP Worldwide, Inc.*                                     2,500            137,500
  Webmethods, Inc.*                                          500             44,469

MACHINERY - 0.7%
  Caterpillar, Inc.                                        3,600            170,325
  Cognex Corporation*                                      3,100             68,588
  Deere & Company                                          4,200            192,413
  Donaldson Company, Inc.                                  4,800            133,500
  Dover Corporation                                        8,700            352,894
  Grainger (W.W.), Inc.                                    7,500            273,750
  IDEX Corporation                                         3,000             99,375
  Parker-Hannifin Corporation                              1,575             69,497

MEDICAL SERVICES - 0.4%
  Laboratory CRP of America Holdings*                        700            123,200
  Lincare Holdings, Inc.*                                  3,000            171,187
  Quest Diagnostics, Inc.*                                 3,500            497,000
  Renal Care Group, Inc.*                                  3,000             82,266

MEDICAL SUPPLIES - 1.5%
  Allergan, Inc.                                           1,900            183,944
  Apogent Technologies, Inc.*                              4,000             82,000
  ArthroCare Corporation*                                  2,800             54,600
  Baxter International, Inc.                              11,000            971,438
  Biomet Inc.                                              4,500            178,594
  Guidant Corporation                                      2,500            134,844
  Hillenbrand Industries                                   5,500            283,250
  Johnson & Johnson                                        5,018            527,204
  Medtronic, Inc.                                          2,000            120,750
  Minimed, Inc.*                                           1,500             63,047
  Redmed, Inc.*                                            5,600            223,300
  Stryker Corporation                                      3,200            161,888
  Techne Corporation*                                      1,500             54,094

METAL FABRICATING - 0.1%
  Kaydon Corporation                                       7,500            186,563

METALS & MINING - 0.3%
  Alcoa, Inc.                                             18,000            603,000

NATURAL GAS - 0.6%
  Enron Corporation                                       10,800            897,750
  The Williams Companies, Inc.                            11,000            439,313

NEWSPAPER - 0.1%
  Gannett Company, Inc.                                    4,800            302,700

OFFICE EQUIPMENT & SUPPLIES - 0.3%
  Avery Dennison Corporation                               2,200            120,725
  Pitney Bowes, Inc.                                      13,000            430,625

OILFIELD SERVICES - 2.4%
  Baker Hughes, Inc.                                      16,000            665,000
  BJ Services Company*                                     3,900            268,613
  Cooper Cameron Corporation*                              3,400            224,613
  Exxon Mobil Corporation                                 25,801          2,243,074
  Halliburton Company                                     10,000            362,500
  Insituform Technologies-Class A*                         3,500            139,563
  Schlumberger Ltd.                                        6,680            533,983
  Smith International, Inc.*                               3,800            283,338
  Veritas DGC, Inc.*                                       3,500            113,050
  Weatherford International, Inc.*                         2,800            132,300

PACKAGING & CONTAINTER - 0.0%
  Sealed Air Corporation*                                  2,000             61,000









			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			 PORTFOLIO OF INVESTMENTS
		   	     DECEMBER 31, 2000
------------------------------------------------------------







                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	  --------    -------------
PAPER & FOREST PRODUCTS - 0.5%
  Georgia-Pacific Group                                    4,800      $     149,400
  International Paper Company                             13,000            530,563
  Weyerhaeuser Company                                     6,400            324,800

PETROLEUM - 2.2%
  Apache Corporation                                       2,700            189,169
  British Petroleum Co. PLC-ADR                           27,492          1,316,179
  Chevron Corporation                                     18,000          1,519,875
  Devon Energy Corporation                                 1,500             91,455
  Repsol SA-ADR                                           10,200            164,475
  Royal Dutch Petroleum Company                           20,100          1,217,306
  Texaco, Inc.                                             2,300            142,888

PHARMECUTICALS - 4.1%
  Abbott Laboratories                                     16,375            793,164
  Abgenix, Inc.*                                             500             29,531
  American Home Products Corp.                            19,300          1,226,515
  Astrazeneca Plc                                          5,500            283,250
  Aurora Biosciences Corporation*                          1,500             47,156
  BioChem Pharma, Inc.*                                    4,000            128,000
  Bristol-Myers Squibb Company                            16,000          1,183,000
  Cardinal Health, Inc.                                    2,700            268,988
  Elan Corporation PLC-ADR*                                3,000            140,437
  Express Scripts, Inc.*                                   2,000            204,500
  Gilead Sciences, Inc.*                                   1,700            140,994
  GlaxoSmithKline PLC-ADR*                                 5,000            280,000
  MedImmune, Inc.*                                         5,100            243,206
  Merck & Company, Inc.                                   12,000          1,123,500
  Pfizer, Inc.                                            15,125            695,750
  Pharmacia Corporation                                   10,115            617,015
  QLT Phototherapeutics, Inc.*                             2,000             56,000
  Schering-Plough Corporation                             14,500            822,875
  Shire Pharmaceuticals Group PLC-ADR*                     3,000            138,187
  Sybron Dental Specialites*                               1,333             22,494
  Watson Pharmaceuticals, Inc.*                            1,600             81,900

PRECISION INSTRUMENT - 0.1%
  Cuno Incorporated*                                       3,000             80,437
  Dionex Corporation*                                      2,000             69,000
  KLA-Tencor Corporation*                                  3,000            101,062

PRINTING - 0.1%
  Valassis Communications, Inc.*                           3,900            123,094

PUBLISHING - 0.4%
  McGraw-Hill Companies, Inc.                              9,000            527,625
  Meredith Corporation                                     3,700            119,094
  Value Line, Inc.                                         5,700            197,006

REAL ESTATE INVESTMENT MANAGEMENT - 0.1%
  Jones Lang LaSalle, Inc.*                                3,500             48,563
  Security Capital Group, Inc. - Class B*                  7,400            148,463
  Trammell Crow Company*                                   6,500             87,750

REAL ESTATE INVESTMENT TRUST - 1.5%
  Archstone Communities Trust                             18,900            486,675
  CarrAmerica Realty Corporation                           6,000            187,875
  Duke Realty Investments, Inc.                           10,200            251,175
  Equity Office Properties Trust                          14,700            479,587
  Equity Residential Properties Trust                      7,500            414,844
  Prologis Trust                                          26,908            598,703
  Rouse Company                                            9,800            249,900
  Simon Property Group, Inc.                              11,400            273,600
  Weingarten Realty Investors                              5,200            227,500

RECREATION - 0.3%
  Brunswick Corporation                                   10,000            164,375
  Carnival Corporation                                     4,000            123,250
  Harley-Davidson, Inc.                                    8,000            318,000

RESTAURANT - 0.4%
  McDonald's Corporation                                  11,000            374,000
  Starbucks Corporation*                                   8,000            354,000









			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			 PORTFOLIO OF INVESTMENTS
		   	     DECEMBER 31, 2000
------------------------------------------------------------






                                                                        MARKET
COMMON STOCK                                               SHARES       VALUE
------------------------------------------------	  --------    -------------
RETAIL STORE - 1.5%
  Bed Bath & Beyond, Inc.*                                16,000      $     358,000
  BJ's Wholesale Club, Inc.*                               3,400            130,475
  CDW Computer Centers, Inc.*                              4,000            111,500
  Dollar General Corporation                              15,257            287,976
  Dollar Tree Stores, Inc.*                                4,300            105,350
  Family Dollar Stores                                     8,000            171,500
  Harcourt General, Inc.                                   2,500            143,000
  Kohl's Corporation*                                      2,000            122,000
  Radioshack Corporation                                   5,000            214,062
  Ross Stores, Inc.                                        7,000            118,125
  Staples, Inc.*                                           3,300             38,981
  Target Corporation                                      12,000            387,000
  The Men's Warehouse, Inc.*                               2,250             61,313
  Tiffany & Company                                        9,200            290,950
  TJX Companies, Inc.                                      5,900            163,725
  Williams-Sonoma, Inc.*                                   3,500             70,000
  Zale Corporation*                                        2,200             63,938

SECURITIES BROKERAGE - 0.9%
  A.G. Edwards, Inc.                                       6,000            284,625
  Bear Stearns Companies, Inc.                             5,176            262,359
  Charles Schwab Corporation                              12,337            350,062
  Investment Technology Group, Inc.                        4,626            193,136
  Legg Mason, Inc.                                         3,600            196,200
  Merrill Lynch & Company, Inc.                            7,300            497,769
  Raymond James Financial, Inc.                            3,500            122,062

SEMICONDUCTORS - 2.4%
  Altera Corporation*                                     10,000            263,125
  Analog Devices, Inc.*                                    5,800            296,888
  Applied Materials, Inc.*                                 3,000            114,562
  Applied Micro Circuits Corporation*                      6,000            450,281
  Broadcom Corporation*                                    1,000             84,500
  Cree, Inc.*                                              2,000             71,063
  Dallas Semiconductor Corporation                         5,000            128,125
  Intel Corporation                                       18,000            544,500
  Lattice Semiconductor Corporation*                       8,200            150,675
  Linear Technology Corporation                            4,800            222,000
  MIPS Technologies, Inc.-Class B*                         1,000             25,484
  Maxim Integrated Products, Inc.*                         5,600            267,750
  Motorola, Inc.                                          14,605            295,751
  National Semiconductor Corp.*                            2,800             56,350
  PMC-Sierra, Inc.*                                        3,000            235,875
  Qlogic Corporation*                                      2,000            154,000
  SDL, Inc.*                                               2,000            296,375
  Semtech Corporation*                                     2,500             55,156
  Texas Instruments, Inc.                                 12,400            587,450
  Vitesse Semiconductor Corporation*                       5,000            276,563
  Xilinx, Inc.*                                            8,400            387,450

STEEL - 0.1%
  Nucor Corporation                                        6,000            238,125

TELECOMMUNICATIONS EQUIPMENT - 0.5%
  ADC Telecommunications, Inc.*                            8,000            145,000
  American Tower Corporation                               4,300            162,863
  JDS Uniphase Corporation*                                4,000            166,750
  Newport Corporation                                        500             39,305
  Nortel Networks Corporation                              6,909            221,520
  RF Micro Devices, Inc.*                                  1,000             27,438
  SBA Communications Corporation*                          1,500             61,594
  Scientific-Atlanta, Inc.                                   500             16,281
  Spectrasite Holdings, Inc.*                              2,500             33,125
  Tellabs, Inc.*                                           1,300             73,450

TELECOMMUNICATIONS SERVICE - 2.4%
  ALLTEL Corporation                                      11,786            735,888
  BellSouth Corporation                                   14,500            593,594
  Centurytel, Inc.                                         8,000            286,000
  Crown Castle International Corporation*                  5,300            143,431
  McleodUSA, Inc.*                                        15,000            211,875
  Nextel Communications, Inc.*                             2,000             49,500
  SBC Communications, Inc.                                20,896            997,784
  Sprint Corporation                                       6,400            130,000









			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC. - BALANCED FUND
				 PORTFOLIO OF INVESTMENTS
			   	     DECEMBER 31, 2000
------------------------------------------------------------







                                                                        MARKET
COMMON STOCK                                              SHARES       VALUE
------------------------------------------------	 --------     -------------
TELECOMMUNICATIONS SERVICE - 2.4% (Continued)
  Time Warner Telecom-Class A*                             2,000      $     126,875
  United States Cellular Corporation*                      1,100             66,275
  Verizon Communications Inc.                             23,450          1,175,431
  Western Wireless Corporation*                            3,200            125,400
  Winstar Communications, Inc.*                            2,000             23,375
  XO Communications, Inc.-Class A*                         6,000            106,875

TOBACCO - 0.6%
  Philip Morris Companies, Inc.                           22,900          1,007,600
  UST, Inc.                                                9,000            252,563

TOILETRIES / COSMETICS - 1.1%
  Avon Products, Inc.                                     12,500            598,437
  Colgate-Palmolive Company                                6,500            419,575
  Gillette Company                                         7,500            270,938
  Kimberly-Clark Corporation                              12,000            848,280
  Proctor & Gamble Company                                 5,400            423,563

TOYS - 0.0%
  Mattel, Inc.                                             5,125             74,005

TRANSPORT SERVICES - 0.2%
  C.H. Robinson Worldwide, Inc.                            6,000            188,625
  Egl, Inc.*                                               1,000             23,938
  Expeditors International of Washington, Inc.             4,200            225,487
  UTI Worldwide, Inc.*                                     2,000             40,250

WATER UTILITY - 0.1%
 American Water Works Co., Inc.                           9,500            279,062
                                                                      -------------


TOTAL COMMON STOCK - 58.8%
  (Cost $70,839,577)                                                  $ 122,132,133
                                                                      =============









*Securities are non-income producing
 ADR - American Depositary Receipts


			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC. - BALANCED FUND
				 PORTFOLIO OF INVESTMENTS
				   DECEMBER 31, 2000
-----------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING        COUPON       MATURITY       AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
AEROSPACE / DEFENSE - 1.0%
   Goodrich (BF) Company                         A-             6.800       02/01/18      $  500,000      $    445,498
   Lockheed Martin Corporation                   BBB-           7.650       05/01/16         750,000           793,463
   Raytheon Company                              BBB-           6.750       08/15/07         750,000           744,563

AIR TRANSPORT - 0.2%
   Federal Express Corporation                   BBB+           8.760       05/22/15         350,000           386,190

AUTO PARTS - 0.3%
   TRW, Inc.                                     BBB            6.250       01/15/10         750,000           624,899

AUTO & TRUCK - 0.9%
   Ford Motor Company                            A              6.500       08/01/18       1,000,000           859,245
   General Motors Corporation                    A              7.700       04/15/16       1,000,000         1,025,019

BANK - 4.8%
   Banc One Corporation                          A-            10.000       08/15/10         750,000           868,234
   Bank of America Corp.                         A              7.750       08/15/15       1,000,000         1,000,324
   BankBoston Corporation                        A              7.375       09/15/06         500,000           516,241
   Citicorp, Inc.                                A+             7.250       10/15/11         750,000           764,721
   Comerica Bank                                 A-             7.125       12/01/13       1,050,000         1,027,835
   First Union Corporation                       A-             8.000       08/15/09       1,000,000         1,010,611
   J.P. Morgan Chase & Company                   A+             6.750       08/15/08       1,000,000           984,341
   MBNA America Bank, N.A.                       BBB            6.750       03/15/08         500,000           463,355
   Republic New York Corporation                 A              7.000       03/22/11         500,000           487,877
   Royal Bank of Scotland PLC                    A              6.375       02/01/11       1,000,000           961,488
   Swiss Bank Corp.-NY                           AA             7.375       07/15/15       1,000,000         1,004,822
   Wachovia Corporation                          A              6.375       02/01/09       1,000,000           953,790

BEVERAGE - 0.5%
   Anheuser-Busch Companies, Inc.                A+             7.125       07/01/17       1,000,000         1,032,313

BROADCASTING/CABLE TV - 0.5%
   Time Warner, Inc.                             BBB+           7.250       10/15/17       1,000,000           979,044

BUILDING MATERIALS - 0.2%
   Masco Corporation                             BBB+           7.125       08/15/13         500,000           468,835

CHEMICAL - 1.0%
   Union Carbide Corporation                     BBB            6.700       04/01/09       1,250,000         1,240,111
   Witco Corporation                             BBB            6.125       02/01/06         500,000           470,749
   Witco Corporation                             BBB            7.750       04/01/23         500,000           460,590





			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			 PORTFOLIO OF INVESTMENTS
			    DECEMBER 31, 2000
-----------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY        AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
COMPUTER & PERIPHERALS - 0.5%
   Dell Computer Corporation                     BBB+           6.550       04/15/08      $1,000,000      $    965,810

COMPUTER SOFTWARE & SERVICES - 0.4%
   Computer Associates International, Inc.       BBB+           6.500       04/15/08       1,000,000           876,336

DIVERSIFIED - 1.2%
   Norsk Hydro ASA                               A              9.000       04/15/12       1,250,000         1,430,845
   Tyco International Group SA                   A-             6.375       06/15/05       1,000,000           994,072

ELECTRIC & GAS UTILITIES - 4.9%
   Consolidated Edison, Inc.                     A+             6.450       12/01/07       1,000,000           979,125
   Dayton Power & Light Company                  BBB+           8.150       01/15/26         500,000           503,419
   Delmarva Power & Light Co.                    A              8.500       02/01/22         500,000           523,520
   Duke Energy Corporation                       AA-            6.375       03/01/08       1,000,000           978,143
   Duquesne Light Company                        BBB+           7.550       06/15/25       1,000,000           973,327
   Enserch Corporation                           BBB            6.564       07/01/05         500,000           502,439
   Florida Power Corporation                     BBB+           8.000       12/01/22         500,000           506,616
   Hydro-Quebec                                  A+             7.000       03/01/05         500,000           513,413
   Jersey Central Power & Light Co.              A+             6.750       11/01/25         750,000           651,982
   Potomac Edison Company                        A+             7.750       05/01/25         500,000           493,171
   Public Service Electric & Gas                 A-             7.000       09/01/24         750,000           685,667
   Texas Utilities Company                       BBB+           7.875       03/01/23         750,000           751,645
   Union Electric Company                        A+             8.750       12/01/21       1,000,000         1,054,397
   Virginia Electric Power                       A              8.000       03/01/04       1,000,000         1,043,652

ELECTRONICS - 0.5%
   Koninklijke Philips Electronics N.V.          A-             7.250       08/15/13       1,000,000           982,828

FINANCIAL SERVICES - 3.4%
   American General Finance Corp.                A+             8.125       08/15/09       1,000,000         1,077,702
   BHP Finance USA Ltd.                          A-             7.250       03/01/16         500,000           478,629
   Dow Capital BV                                A              8.700       05/15/22         550,000           571,605
   General Electric Capital Corporation          AAA            8.300       09/20/09         500,000           557,801
   General Electric Capital Corporation          AAA            8.000       08/20/14         500,000           501,474
   Household Finance Corporation                 A              6.375       08/01/10       1,000,000           943,963
   IBM Credit Corporation                        A+             6.750       12/24/07         500,000           498,532
   Santander Finance Issuances                   A              6.375       02/15/11       1,000,000           919,185
   Sears Roebuck Acceptance Corp.                A-             6.875       10/15/17         750,000           664,686
   Sprint Capital Corp.                          BBB+           6.900       05/01/19       1,000,000           827,876





			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC. - BALANCED FUND
				 PORTFOLIO OF INVESTMENTS
				   DECEMBER 31, 2000
-----------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY        AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
FOOD PROCESSING - 0.5%
   Nabisco, Inc.                                 A              7.050       07/15/07      $1,000,000      $    968,915

FOOD WHOLESALERS - 0.1%
   Sysco Corporation                             AA-            7.250       04/15/07         250,000           263,647

FOREIGN GOVERNMENT - 1.3%
   Province of Nova Scotia                       A-             7.250       07/27/13       1,000,000         1,071,579
   Province of Quebec                            A+             7.125       02/09/24       1,000,000         1,019,540
   Province of Saskatchewan                      A+             9.375       12/15/20         525,000           661,058

GROCERY - 0.2%
   SUPERVALU INC.                                BBB+           6.640       06/09/06         500,000           490,478

HOTEL / GAMING - 0.6%
   Hilton Hotels Corporation                     BBB-           7.200       12/15/09         750,000           716,083
   Mirage Resorts, Inc.                          BBB-           7.250       08/01/17         500,000           432,889

INDUSTRIAL SERVICES - 0.2%
   ServiceMaster Company                         BBB-           7.100       03/01/18         500,000           332,832

INSURANCE - 2.0%
   Ace INA Holdings                              A-             8.300       08/15/06         750,000           798,566
   Allstate Corporation                          A+             7.500       06/15/13       1,000,000         1,042,249
   CIGNA Corporation                             A+             8.250       01/01/07         750,000           788,965
   Loews Corporation                             AA-            6.750       12/15/06         500,000           489,598
   MBIA, Inc.                                    AA             9.375       02/15/11         950,000         1,101,048

MACHINERY - 0.4%
   Case Corporation                              BBB-           7.250       01/15/16         500,000           230,388
   Clark Equipment Company                       A-             8.000       05/01/23         500,000           505,763

MEDICAL SUPPLIES - 0.6%
   Cardinal Health, Inc.                         A              6.000       01/15/06         600,000           576,293
   Johnson & Johnson                             AAA            8.720       11/01/24         550,000           620,151

METALS & MINING - 0.2%
   Placer Dome, Inc.                             BBB            7.750       06/15/15         500,000           466,705







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
			 PORTFOLIO OF INVESTMENTS
			    DECEMBER 31, 2000
-----------------------------------------------------------




                                                   S & P
                                                  CREDIT                                   PRINCIPAL          MARKET
FIXED INCOME SECURITIES                           RATING       COUPON       MATURITY        AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
NATURAL GAS - 1.4%
   Columbia Energy Group                         BBB            7.320       11/28/10      $1,000,000      $    965,574
   Enron Corporation                             BBB+           7.000       08/15/23         750,000           676,241
   Southwestern Energy Company                   BBB+           6.700       12/01/05         500,000           491,879
   Tennessee Gas Pipeline                        BBB+           7.500       04/01/17         800,000           799,435

NEWSPAPER - 0.1%
   Knight-Ridder, Inc.                           A              9.875       04/15/09         100,000           117,091

OILFIELD SERVICES - 0.8%
   Noble Drilling Corporation                    A-             7.500       03/15/19       1,000,000           982,994
   Smith International Inc.                      BBB+           7.000       09/15/07         750,000           745,741

PAPER & FOREST PRODUCTS - 0.6%
   Pactiv Corporation                            BBB-           8.125       06/15/17         500,000           421,919
   Weyerhaeuser Company                          A              6.950       08/01/17       1,000,000           898,446

PETROLEUM - 1.5%
   Atlantic Richfield Company                    AA+            8.500       04/01/12       1,000,000         1,149,009
   Kerr-McGee Corporation                        BBB            7.000       11/01/11         500,000           494,292
   Louisiana Land & Exploration Co.              A-             7.625       04/15/13       1,000,000         1,042,901
   Phillips Petroleum Company                    BBB            8.860       05/15/22         500,000           521,755

PUBLISHING - 0.4%
   News America Holdings                         BBB-           8.000       10/17/16         800,000           772,874

RAILROAD - 0.5%
   Burlington Northern Santa Fe                  BBB+           8.750       02/25/22       1,000,000         1,116,981

RENTAL AUTO / EQUIPMENT - 0.5%
   Hertz Corporation                             A-             6.625       05/15/08       1,000,000           965,904

RESTAURANT - 0.2%
   Darden Restaurants, Inc.                      BBB+           7.125       02/01/16         500,000           455,672

RETAIL STORE - 0.3%
   Dayton Hudson Corporation                     A              9.625       02/01/08         200,000           229,832
   J.C. Penney Company                           BBB-           8.250       08/15/22         500,000           293,110







			See Notes To Financial Statements

		ADVANCE CAPITAL I, INC. - BALANCED FUND
		      PORTFOLIO OF INVESTMENTS
			   DECEMBER 31, 2000
-----------------------------------------------------------




                                                   S & P
FIXED INCOME SECURITIES AND                       CREDIT                                   PRINCIPAL         MARKET
REPURCHASE AGREEMENT                              RATING       COUPON       MATURITY        AMOUNT            VALUE
----------------------------------------        ---------      --------     ---------     -----------     -------------
SECURITIES BROKERAGE - 2.0%
   Bear Stearns Companies, Inc.                  A              7.250       10/15/06      $  750,000      $    754,952
   Lehman Brothers Holdings, Inc.                A              8.500       08/01/15       1,000,000         1,058,545
   Merrill Lynch & Company, Inc.                 AA-            7.190       08/07/12         750,000           742,833
   Morgan, J.P. & Company                        A+             6.250       02/15/11         750,000           700,026
   Morgan Stanley Dean Witter                    AA-            6.750       10/15/13       1,000,000           966,222

SEMICONDUCTOR - 0.5%
   Applied Materials, Inc.                       A-             7.125       10/15/17       1,000,000           963,646

TELECOMMUNICATIONS SERVICE - 3.5%
   AT&T Corporation                              A              6.000       03/15/09       1,000,000           891,155
   Bell Canada                                   A+             9.500       10/15/10       1,000,000         1,132,135
   GTE Corporation                               A+             6.460       04/15/08       1,000,000           974,167
   MCI WorldCom, Inc.                            A-             7.750       03/15/24         750,000           710,467
   Michigan Bell Telephone                       AA-            7.500       02/15/23         750,000           730,013
   Motorola, Inc.                                A+             7.625       11/15/10       1,000,000         1,028,149
   New York Telephone Company                    AA             7.375       12/15/11       1,000,000         1,016,727
   Vodafone Airtouch PLC                         A              7.500       07/15/06       1,000,000         1,028,307

THRIFT - 0.5%
   Washington Mutual, Inc.                       BBB            8.250       04/01/10       1,000,000         1,057,973

TOBACCO - 0.2%
   Philip Morris Companies, Inc.                 A              9.000       01/01/01         400,000           400,000

U.S. GOVERNMENT - 0.8%
   U.S. Treasury - Bond                                         6.625       05/15/07       1,000,000         1,077,188
   U.S. Treasury - Bond                                         6.625       03/31/02         500,000           507,031
                                                                                                          -------------
TOTAL FIXED-INCOME SECURITIES - 40.2%
   (Cost $84,777,355)                                                                                       83,483,951

REPURCHASE AGREEMENT - 0.2%
   Fifth Third Bank Two Party Repurchase
   Agreement, 5.80%, due 01/02/01                                                                              405,755

TOTAL COMMON STOCK - 58.8%
   (Cost $70,839,577)                                                                                      122,132,133
                                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES - 99.2%
   (Cost $156,022,687)                                                                                    $206,021,839
                                                                                                          =============




			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		     PORTFOLIO OF INVESTMENTS
			  DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
ADVERTISING - 1.5%
   Infinity Broadcasting                           BBB            8.875       06/15/07      $1,000,000      $  1,038,750
   Lamar Advertising Company                       B              9.625       12/01/06       1,000,000         1,030,000
   News Corporation Ltd.                           BB+            8.750       02/15/06       1,125,000         1,091,250

AEROSPACE / DEFENSE - 1.5%
   AAR Corporation                                 BBB            7.250       10/15/03         500,000           507,385
   Boeing Co.                                      AA-            9.750       04/01/12       1,000,000         1,238,144
   Lockheed Martin Corporation                     BBB-           7.750       04/15/23       1,000,000           907,255
   Lockheed Martin Corporation                     BBB-           7.875       03/15/23         500,000           481,000

AIR TRANSPORT - 2.8%
   AMR Corporation                                 BBB-           9.000       08/01/12       1,000,000         1,036,052
   Continental Airlines, Inc.                      BB-            8.000       12/15/05       1,230,000         1,174,650
   Delta Air Lines, Inc.                           BBB-          10.375       02/01/11         500,000           543,892
   Federal Express Corporation                     BBB+           7.630       01/01/15       1,000,000         1,010,000
   Northwest Airlines, Inc.                        BB             8.700       03/15/07       1,000,000           976,296
   United Airlines, Inc.                           BB+           10.250       07/15/21         500,000           528,257
   United Airlines, Inc.                           BB+            9.750       08/15/21         500,000           508,873

AUTO PARTS - 1.0%
   Lear Corporation                                BB+            8.110       05/15/09       1,000,000           908,885
   TRW, Inc.                                       BBB            9.375       04/15/21       1,000,000         1,126,873

AUTO & TRUCK - 1.5%
   Ford Motor Company                              A              8.875       11/15/22       2,000,000         2,050,286
   General Motors Corporation                      A              8.100       06/15/24       1,000,000           994,255

BANK - 9.0%
   ABN AMRO Bank NV                                AA-            7.300       12/01/26         500,000           463,093
   Banc One Corporation                            A-             7.750       07/15/25       1,000,000           966,676
   Bank of America Corp.                           A             10.200       07/15/15       1,000,000         1,201,223
   Bank of America Corp.                           A              7.125       03/01/09       1,000,000         1,001,137
   BankBoston Corporation                          A-             6.625       12/01/05       1,000,000         1,002,023
   Bankers Trust Corporation                       A+             7.500       11/15/15       1,500,000         1,490,184
   Barclays Bank PLC                               AA-            7.400       12/15/09       1,000,000         1,036,415
   Citicorp, Inc.                                  A+             7.250       10/15/11       1,000,000         1,019,628
   Comerica Bank                                   A-             7.125       12/01/13       1,500,000         1,468,335
   Dresdner Bank - New York                        A+             7.250       09/15/15       1,250,000         1,218,203
   First Union Corporation                         A-             8.000       08/15/09       1,000,000         1,010,611






			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		     PORTFOLIO OF INVESTMENTS
			 DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
BANK - 9.0% (Continued)
   J.P. Morgan Chase & Company                     A+             6.125       10/15/08      $1,500,000      $  1,418,942
   KeyCorp                                         BBB+           6.750       03/15/06       1,000,000           998,811
   National City Corporation                       A-             6.875       05/15/19       1,000,000           909,698
   Republic New York Corporation                   A              9.125       05/15/21       1,000,000         1,132,074
   Royal Bank of Scotland PLC                      A              6.375       02/01/11       1,000,000           961,488
   Swiss Bank Corp.-NY                             AA             7.375       06/15/17       1,000,000         1,010,154

BEVERAGE - 0.8%
   Anheuser-Busch Companies, Inc.                  A+             7.125       07/01/17       1,500,000         1,548,469

BROADCASTING / CABLE TV - 5.6%
   Chancellor Media Corporation                    BB+            8.750       06/15/07       1,250,000         1,281,250
   Charter Communications Holdings LLC             B+             8.625       04/01/09       1,500,000         1,361,250
   Comcast Corporation                             BBB            8.875       04/01/07         500,000           526,950
   Comcast Corporation                             BBB            8.375       11/01/05       1,000,000         1,069,780
   Continental Cablevision, Inc.                   A              9.500       08/01/13         500,000           546,978
   CSC Holdings, Inc.                              BB+            7.875       02/15/18         500,000           467,209
   CSC Holdings, Inc.                              BB-            9.875       05/15/06         750,000           765,000
   Fox Family Worldwide, Inc.                      B              9.250       11/01/07       1,250,000         1,231,250
   Rogers Cablesystems Ltd.                        BB+           10.000       03/15/05         500,000           527,500
   Rogers Cablesystems Ltd.                        BB+           10.000       12/01/07         500,000           525,000
   Sinclair Broadcast Group, Inc.                  B             10.000       09/30/05       1,000,000           970,000
   Time Warner, Inc.                               BBB+           9.125       01/15/13       1,000,000         1,161,827
   Turner Broadcasting System, Inc.                BBB+           8.375       07/01/13         750,000           829,318

CHEMICAL - 1.6%
   Crompton Corporation                            BBB            6.125       02/01/06         500,000           470,749
   Crompton Corporation                            BBB            7.750       04/01/23       1,500,000         1,381,769
   Eastman Chemical Company                        BBB+           7.250       01/15/24       1,000,000           874,298
   Union Carbide Chemicals & Plastics Co.          BBB            7.875       04/01/23         600,000           625,619

COMPUTER & PERIPHERALS - 1.0%
   Dell Computer Corporation                       BBB+           6.550       04/15/08       1,000,000           965,810
   IBM Corporation                                 A+             8.375       11/01/19       1,000,000         1,131,823

COMPUTER SOFTWARE & SERVICES - 1.3%
   Computer Associates International, Inc.         BBB+           6.375       04/15/05       1,250,000         1,155,614
   Unisys Corporation                              BB+           11.750       10/15/04       1,500,000         1,582,500






			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
	           PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
DIVERSIFIED - 1.5%
   Norsk Hydro ASA                                 A              9.000       04/15/12      $1,500,000      $  1,717,014
   Tyco International Group SA                     A-             6.125       11/01/08       1,500,000         1,440,281

ELECTRIC & GAS UTILITIES - 10.2%
   Alabama Power Company                           A              9.000       12/01/24         927,000           979,909
   Calpine Corporation                             BB+            7.875       04/01/08       1,800,000         1,696,151
   Consolidated Edison, Inc.                       AAA            7.500       06/15/23       1,000,000           978,349
   Dayton Power & Light Company                    BBB+           8.150       01/15/26       1,000,000         1,006,837
   Duke Energy Corporation                         AA-            6.750       08/01/25       1,500,000         1,329,955
   Florida Power Corporation                       BBB+           8.000       12/01/22       1,000,000         1,013,231
   Hydro-Quebec                                    A+             8.400       01/15/22       1,350,000         1,547,757
   Indianapolis Power & Light Co.                  AA-            7.050       02/01/24       1,000,000           936,031
   Jersey Central Power & Light Co.                A+             6.750       11/01/25       1,000,000           869,309
   New Orleans Public Service, Inc.                BBB            8.000       03/01/23         600,000           593,761
   Northern Illinois Gas Company                   AA             8.875       08/15/21       1,000,000         1,072,154
   Oklahoma Gas & Electric Company                 A+             7.300       10/15/25       1,500,000         1,402,987
   PG & E Corporation                              AAA            7.250       03/01/26       1,000,000           717,946
   Potomac Edison Company                          A+             8.000       06/01/24       1,000,000         1,015,040
   Potomac Electric Power Company                  A              9.000       06/01/21       1,000,000         1,046,587
   Public Service Electric & Gas                   A-             7.000       09/01/24       1,250,000         1,142,778
   Rocheseter Gas & Electric Corporation           A-             9.375       04/01/21       1,000,000         1,045,491
   Southern California Gas Company                 AA-            8.750       10/01/21       1,000,000         1,052,380
   Virginia Electric Power                         A              8.625       10/01/24       1,000,000         1,045,200

ELECTRONICS - 1.7%
   AMETEK, Inc.                                    BBB            7.200       07/15/08       1,000,000           939,492
   Flextronics International LTD                   BB-            9.875       07/01/10       1,000,000           975,000
   Koninklijke Philips Electronics N.V.            A-             7.250       08/15/13       1,500,000         1,474,242

ENTERTAINMENT - 0.9%
   Viacom, Inc.                                    BBB+           8.250       08/01/22       1,000,000         1,001,608
   Viacom, Inc.                                    BBB+           8.625       08/01/12         750,000           832,420

FINANCIAL SERVICES - 3.7%
   Auburn Hills Trust                              A             12.000       05/01/20         400,000           556,638
   BHP Finance USA Ltd.                            A-             7.250       03/01/16       1,000,000           957,258
   CRA Finance, Ltd.                               AA-            7.125       12/01/13         500,000           506,770
   Dow Capital BV                                  A              8.700       05/15/22       1,000,000         1,039,282







			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		    PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
FINANCIAL SERVICES - 3.7%  (Continued)
   Fairfax Financial Holdings                      BBB-           8.250       10/01/15      $1,500,000      $  1,178,558
   Household Finance Corporation                   A              6.375       08/01/10       1,500,000         1,415,944
   JPM Capital Trust II                            A              7.950       02/01/27       1,000,000           917,978
   SBC Communications Capital Corporation          AA-            7.250       07/15/25       1,000,000           945,913

FOOD PROCESSING - 0.8%
   ConAgra, Inc.                                   BBB            9.750       03/01/21         500,000           610,089
   Nabisco, Inc.                                   A              7.550       06/15/15       1,000,000           942,703

HOMEBUILDING - 2.5%
   D.R. Horton, Inc.                               BB            10.000       04/15/06       1,000,000           995,000
   Kaufman & Broad Home Corp.                      BB+            7.750       10/15/04       1,000,000           935,000
   MDC Holdings, Inc.                              BB             8.375       02/01/08       1,500,000         1,365,000
   Ryland Group, Inc.                              B+             9.625       06/01/04       1,000,000           957,500
   Standard Pacific Corp.                          BB             8.500       06/15/07       1,000,000           920,000

HOTEL / GAMING - 5.9%
   Harrah's Operating Co., Inc.                    BB+            7.875       12/15/05       1,500,000         1,492,500
   Hilton Hotels Corporation                       BBB-           7.200       12/15/09       1,500,000         1,432,165
   HMH Properties, Inc.                            BB             8.450       12/01/08       1,300,000         1,261,000
   Mandalay Resort Group                           BB-            7.625       07/15/13         450,000           355,500
   Mirage Resorts, Inc.                            BBB-           6.750       02/01/08       1,500,000         1,401,297
   Park Place Entertainment Corp.                  BB+            8.875       09/15/08         500,000           505,000
   Park Place Entertainment Corp.                  BB+            7.875       12/15/05       1,000,000           980,000
   Prime Hospitality Corp.                         BB             9.250       01/15/06       1,000,000         1,015,000
   Rank Group Finance PLC                          BBB-           7.125       01/15/18       1,000,000           860,700
   Starwood Hotels & Resorts                       BBB-           7.375       11/15/15       1,000,000           926,617
   Station Casinos, Inc.                           B+            10.125       03/15/06       1,500,000         1,552,500

INDUSTRIAL SERVICES - 0.5%
   Coinmach Corporation                            B             11.750       11/15/05       1,000,000           997,500

INSURANCE - 5.1%
   Ace INA Holdings                                A-             8.300       08/15/06       1,000,000         1,064,755
   Aetna Services, Inc.                            A+             8.000       01/15/17         824,000           818,835
   Allstate Corporation                            A+             7.200       12/01/09       1,000,000         1,024,819
   American Financial Group, Inc.                  BBB+           7.125       12/15/07       1,000,000           925,194
   CIGNA Corporation                               A+             7.650       03/01/23         500,000           480,656
   CNA Financial Corporation                       BBB            6.950       01/15/18         500,000           397,313






			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		     PORTFOLIO OF INVESTMENTS
			 DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
INSURANCE - 5.1%  (Continued)
   CNA Financial Corporation                       BBB            7.250       11/15/23      $1,000,000      $    794,930
   Continental Corporation                         BBB-           8.375       08/15/12         600,000           582,588
   Loews Corporation                               AA-            7.000       10/15/23       1,000,000           867,768
   MBIA, Inc.                                      AA             8.200       10/01/22       2,000,000         2,052,182
   Metropolitan Life Insurance Co.*                A+             7.450       11/01/23         550,000           474,805
   New York Life Insurance Company                 AA-            7.500       12/15/23       1,000,000           891,852

MACHINERY - 0.2%
   Clark Equipment Company                         A-             8.000       05/01/23         500,000           505,763

MEDICAL SERVICES - 1.5%
   HCA - The Healthcare Company                    BB+            8.750       09/01/10       1,500,000         1,583,943
   Tenet Healthcare Corporation                    BB-            8.625       01/15/07       1,500,000         1,535,625

MEDICAL SUPPLIES - 0.3%
   Cardinal Health, Inc.                           A              6.500       02/15/04         700,000           693,664

METALS & MINING - 1.2%
   Alcan Aluminum Ltd.                             A-             8.875       01/15/22       1,000,000         1,066,837
   Inco Ltd.                                       BBB-           9.600       06/15/22         500,000           496,332
   Placer Dome, Inc.                               BBB            7.750       06/15/15       1,000,000           933,410

NATURAL GAS - 3.6%
   AmeriGas Partners, L.P.                         BB+           10.125       04/15/07       1,200,000         1,194,000
   ANR Pipeline Company                            BBB+           9.625       11/01/21       1,000,000         1,191,549
   Columbia Energy Group                           BBB            7.320       11/28/10       1,250,000         1,206,968
   Ferrellgas Partners, L.P.                       B+             9.375       06/15/06         500,000           465,000
   Louis Dreyfus Natural Gas Corp.                 BBB-           9.250       06/15/04       1,500,000         1,570,545
   Tennessee Gas Pipeline                          BBB+           7.500       04/01/17       1,000,000           999,294
   Trans-Canada Pipelines                          A-             7.875       04/01/23         600,000           614,019

NEWSPAPER - 0.5%
   Hollinger International, Inc.                   BB-            9.250       02/01/06         500,000           500,000
   Hollinger International, Inc.                   BB-            9.250       03/15/07         500,000           500,000

OILFIELD SERVICES - 2.4%
   Burlington Resources                            A-             9.125       10/01/21         700,000           828,593
   Husky Oil, Ltd.                                 BBB            7.550       11/15/16       1,000,000           972,641
   Offshore Logistics, Inc.                        BB             7.875       01/15/08       1,200,000         1,110,000







			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		     PORTFOLIO OF INVESTMENTS
			 DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
OILFIELD SERVICES - 2.4% (Continued)
   Parker Drilling Company                         B+             9.750       11/15/06      $1,000,000      $  1,005,000
   Pride International, Inc.                       BB             9.375       05/01/07       1,000,000         1,030,000

PAPER & FOREST PRODUCTS - 1.9%
   Bowater, Inc.                                   BBB            9.500       10/15/12         700,000           767,364
   Champion International Corporation              BBB+           7.625       09/01/23       1,500,000         1,384,786
   Georgia-Pacific Corporation                     BBB-           9.125       07/01/22       1,000,000           902,950
   Weyerhaeuser Company                            A              6.950       08/01/17       1,000,000           898,446

PETROLEUM - 3.3%
   EOG Resources, Inc.                             BBB+           6.000       12/15/08       1,000,000           938,492
   Kerr-McGee Corporation                          BBB            7.000       11/01/11       1,500,000         1,482,877
   Louisiana Land & Exploration Co.                A-             7.625       04/15/13       1,000,000         1,042,901
   Ocean Energy Inc.                               BBB-           7.625       07/01/05         500,000           486,875
   Ocean Energy, Inc.                              BB+            8.625       08/01/05       1,000,000         1,001,250
   Phillips Petroleum Company                      BBB            8.490       01/01/23       1,000,000         1,025,694
   Premcor USA, Inc.                               B             10.875       12/01/05         500,000           260,000
   Ultramar Diamond Shamrock Corp.                 BBB            8.000       04/01/23         600,000           563,741

PRINTING 0.5%
   Valassis Communications, Inc.                   BBB-           6.625       01/15/09       1,000,000           963,104

PUBLISHING - 0.8%
   News America Holdings                           BBB-           8.250       08/10/18       1,000,000           979,986
   Primedia, Inc.                                  BB-           10.250       06/01/04         750,000           750,000

RAILROAD - 0.8%
   Union Pacific Corporation                       BBB-           8.350       05/01/25       1,500,000         1,671,900

RECREATION - 0.9%
   Brunswick Corporation                           BBB+           7.375       09/01/23         975,000           916,868
   Speedway Motorsports, Inc.                      B+             8.500       08/15/07       1,000,000           981,250

RENTAL AUTO / EQUIPMENT - 0.6%
   Hertz Corporation                               A-             6.625       05/15/08       1,200,000         1,159,085

RESTAURANT - 0.7%
   Darden Restaurants, Inc.                        BBB+           7.125       02/01/16       1,500,000         1,367,017







			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		    PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
------------------------------------------------------------




                                                   S & P
                                                  CREDIT                                     PRINCIPAL         MARKET
FIXED INCOME SECURITIES                           RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
RETAIL STORE - 2.7%
   Dayton Hudson Corporation                       A              8.500       12/01/22      $1,500,000      $  1,532,277
   May Department Stores                           A+             8.300       07/15/26       1,000,000         1,028,740
   Michaels Stores, Inc.                           BB            10.875       06/15/06       1,000,000         1,000,000
   Sears, Roebuck & Company                        A-             9.375       11/01/11       1,000,000         1,128,071
   The Limited, Inc.                               BBB+           7.500       03/15/23       1,000,000           773,459

SECURITIES BROKERAGE - 3.4%
   Bear Stearns Companies, Inc.                    A              6.625       01/15/04       1,500,000         1,491,718
   Goldman Sachs Group L.P.                        A+             8.000       03/01/13       1,000,000         1,053,073
   Lehman Brothers Holdings, Inc.                  A             11.625       05/15/05       1,023,000         1,202,080
   Morgan Stanley Dean Witter                      AA-            6.750       10/15/13       1,250,000         1,207,777
   Morgan Stanley Dean Witter                      AA-            7.000       10/01/13       1,000,000           993,738
   Paine Webber Group, Inc.                        AA+            7.625       02/15/14       1,000,000         1,062,565

SEMICONDUCTOR - 0.6%
   Applied Materials, Inc.                         A-             7.125       10/15/17       1,250,000         1,204,558

STEEL - 1.1%
   AK Steel Corporation                            BB             9.125       12/15/06       1,500,000         1,428,750
   USX Corporation                                 BBB            9.375       02/15/12         750,000           850,493

TELECOMMUNICATIONS SERVICE - 7.7%
   AT&T Corporation                                A              8.125       01/15/22         750,000           732,325
   GCI, Inc.                                       B+             9.750       08/01/07       1,000,000           932,500
   Global Crossings Ltd.                           BB             9.625       05/15/08       1,500,000         1,410,000
   GTE Corporation                                 A+             8.750       11/01/21       1,500,000         1,686,783
   Illinois Bell Telephone Company                 AA-            7.250       03/15/24       1,425,000         1,347,831
   MasTec, Inc.                                    BBB-           7.750       02/01/08       1,800,000         1,656,000
   MCI WorldCom, Inc.                              A-             7.750       03/15/24       1,000,000           947,290
   Motorola, Inc.                                  A+             7.625       11/15/10       1,000,000         1,028,149
   New Jersey Bell Telephone                       A+             7.375       06/01/12       1,000,000           981,708
   New York Telephone Company                      AA             7.375       12/15/11         500,000           508,364
   Qwest Communications International              BBB+           7.500       11/01/08       1,000,000         1,007,077
   Rogers Cantel, Inc.                             BB+            9.750       06/01/16       1,000,000         1,065,000
   SBC Communications, Inc.                        AA-            6.875       08/15/23       1,000,000           907,257
   Sprint Corporation                              BBB+           9.250       04/15/22       1,100,000         1,196,380







			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
		   PORTFOLIO OF INVESTMENTS
		      DECEMBER 31, 2000
------------------------------------------------------------




FIXED INCOME SECURITIES,                           S & P
PREFERRED STOCK AND                               CREDIT                                     PRINCIPAL         MARKET
REPURCHASE AGREEMENT                              RATING        COUPON        MATURITY        AMOUNT           VALUE
----------------------------------------         ---------      --------      ---------     -----------     ------------
THRIFT - 0.6%
   Washington Mutual, Inc.                         BBB            8.250       04/01/10      $1,250,000      $  1,322,466

TRANSPORT SERVICES - 0.7%
   Gulfmark Offshore, Inc.                         BB-            8.750       06/01/08         750,000           699,375
   Sea Containers                                  BB-           12.500       12/01/04       1,000,000           770,000

U.S. GOVERNMENT - 0.4%
   U.S. Treasury - Bond                                           6.750       08/15/26         750,000           867,656
                                                                                                            ------------
TOTAL FIXED INCOME SECURITIES - 96.8%
   (Cost $200,577,716)                                                                                       197,303,009

TOTAL PREFERRED STOCK - 0.5%
   SBC Communications, Inc.                        A              8.500       06/30/26          20,000           501,250
   Travelers/Aetna P&C Corp.                       A-             8.080       04/30/36          20,000           495,000
        (Cost $983,826)

REPURCHASE AGREEMENT - 1.5%
   Fifth Third Bank Two Party Repurchase
   Agreement, 5.8%, due 01/02/01                                                                               3,068,623
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES - 98.8%
   (Cost $204,630,165)                                                                                      $201,367,882
                                                                                                            ============







* Security exempt from registration under Rule 144A of the Securities Act of 1933


			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
		    PORTFOLIO OF INVESTMENTS
			 DECEMBER 31, 2000
--------------------------------------------------------------






                                                                          MARKET
COMMON STOCK                                                SHARES        VALUE
------------------------------------------------	   --------   -------------
AUTO & TRUCK - 0.8%
  Ford Motor Company                                       20,628     $     483,469

BANK - 2.6%
  Bank of America Corporation                              16,300           747,762
  Wells Fargo Company                                      15,700           874,294

BEVERAGE - 1.9%
  Coca-Cola Company                                        19,300         1,176,094

BIOTECHNOLOGY - 1.8%
  Amgen, Inc.*                                             15,000           959,062
  Biogen, Inc.*                                             3,100           186,194

BROADCASTING / CABLE TV - 2.5%
  Comcast Corporation                                      11,200           467,600
  The Walt Disney Company                                  16,200           468,787
  Time Warner, Inc.                                        11,500           600,760

CHEMICAL - 0.7%
  duPont, E.I. de Nemours & Co.                             8,800           425,150

COMPUTER & PERIPHERALS - 15.6%
  Cisco Systems, Inc.*                                     97,700         3,737,025
  Compaq Computer Corporation                              13,300           200,165
  Dell Computer Corporation*                               33,700           587,644
  EMC Corporation*                                         17,800         1,183,700
  Hewlett-Packard Company                                  17,200           542,875
  International Business Machines Corp.                    12,000         1,020,000
  Sun Microsystems, Inc.*                                  54,600         1,521,975
  VERITAS Software Corporation*                            11,125           973,437

COMPUTER SOFTWARE & SERVICES - 11.5%
  Adobe Systems, Inc.                                       6,900           401,494
  America Online, Inc.*                                    18,200           633,360
  Citrix Systems, Inc.*                                     7,200     $     162,000
  Microsoft Corporation*                                   61,500         2,675,250
  Oracle Corporation*                                      85,100         2,473,219
  Siebel Systems, Inc.*                                    12,800           865,600

DIVERSIFIED - 1.0%
  Tyco International, Ltd.                                 11,700           649,350

ELECTRICAL EQUIPMENT - 5.2%
  General Electric Company                                 67,600         3,240,575

ELECTRONICS - 0.3%
  Agilent Technologies, Inc.*                               3,280           179,580

FINANCIAL SERVICES - 5.2%
  Citigroup, Inc.                                          33,066         1,688,433
  Fannie Mae                                                9,300           806,775
  Morgan Stanley Dean Witter & Co.                          9,400           744,950

FOREIGN TELECOMMUNICATIONS - 1.0%
  Ericsson (LM) Telephone-ADR-Class B                      58,600           655,588

INSURANCE - 2.3%
  American International Group, Inc.                       14,487         1,427,875

MEDICAL SUPPLIES - 3.2%
  Biomet Inc.                                               2,000            79,375
  Johnson & Johnson                                        11,600         1,218,725
  Medtronic, Inc.                                          12,100           730,538

OILFIELD SERVICES - 3.1%
  Exxon Mobil Corporation                                  22,272         1,936,272

PETROLEUM - 1.4%
  Royal Dutch Petroleum Company                            14,800           896,325





			See Notes To Financial Statements

	ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
		    PORTFOLIO OF INVESTMENTS
			DECEMBER 31, 2000
--------------------------------------------------------------





COMMON STOCK AND                                                        MARKET
REPURCHASE AGREEMENT                                        SHARES      VALUE
------------------------------------------------	   --------   -------------
PHARMACEUTICAL - 12.2%
  Abbott Laboratories                                      11,400     $     552,187
  American Home Products Corp.                             11,800           749,890
  Bristol-Myers Squibb Company                             16,000         1,183,000
  Eli Lilly & Company                                       9,500           884,094
  MedImmune, Inc.*                                          7,500           357,656
  Merck & Company, Inc.                                    14,400         1,348,200
  Pfizer, Inc.                                             40,175         1,848,050
  Schering-Plough Corporation                              12,800           726,400

RESTAURANT - 0.6%
  McDonald's Corporation                                   11,300           384,200

RETAIL STORE - 4.0%
  Home Depot, Inc.                                         20,300           927,456
  Wal-Mart Stores, Inc.                                    29,500         1,567,188

SECURITIES BROKERAGE - 0.6%
  Charles Schwab Corporation                               13,700           388,738

SEMICONDUCTOR - 9.2%
  Altera Corporation*                                       5,000           131,563
  Applied Materials, Inc.*                                 12,100           462,069
  Intel Corporation                                        87,600         2,649,900
  Linear Technology Corporation                             8,400           388,500
  Maxim Integrated Products, Inc.*                          8,100           387,281
  Motorola, Inc.                                           19,800           400,950
  Texas Instruments, Inc.                                  16,600           786,425
  Xilinx, Inc.*                                            11,700           539,662

TELECOMMUNICATIONS EQUIPMENT - 5.6%
  JDS Uniphase Corporation*                                25,700     $   1,071,369
  Lucent Technologies, Inc.                                29,300           395,550
  QUALCOMM Incorporated*                                   21,650         1,779,359
  Tellabs, Inc.*                                            5,100           288,150

TELECOMMUNICATIONS SERVICE - 5.7%
  AT&T Corporation                                         30,612           528,057
  BellSouth Corporation                                    14,900           609,969
  Global Crossing Ltd.*                                    15,700           224,706
  SBC Communications, Inc.                                 24,122         1,151,825
  Verizon Communications Inc.                              20,846         1,044,906

TOILETRIES / COSMETICS - 1.4%
  Proctor & Gamble Company                                 11,000           862,812
                                                                      -------------
TOTAL COMMON STOCK - 99.4%
  (Cost $68,278,242)                                                     62,241,389

REPURCHASE AGREEMENT - 0.8%
  Fifth Third Bank Two Party Repurchase
  Agreement, 5.8%, 01/02/01                                                 465,097
                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES - 100.2%
  (Cost $68,743,339)                                                  $  62,706,486
                                                                      =============





* Securities are non-income producing
  ADR - American Depositary Receipts



			See Notes To Financial Statements

			 ADVANCE CAPITAL I, INC.
		STATEMENT OF ASSETS AND LIABILITIES
			  DECEMBER 31, 2000
-----------------------------------------------------






                                                  EQUITY                                     RETIREMENT     CORNERSTONE
                                                  GROWTH          BOND         BALANCED        INCOME         STOCK
                                               ------------   ------------   ------------   ------------   ------------
ASSETS
  Investments in securities . . . . . . . .    $136,510,048   $ 66,826,197   $206,021,839   $201,367,882   $ 62,706,486

  Cash                                              163,176        313,549        224,559         58,039              0
  Receivables
   Dividends and interest . . . . . . . . .          22,696      1,480,536      1,824,373      4,076,633         21,277
   Securities sold. . . . . . . . . . . . .         110,083              0         35,492              0              0
  Prepaid expenses. . . . . . . . . . . . .           6,502          3,537          8,869          9,062          3,598
                                               ------------   ------------   ------------   ------------   ------------

  Total assets. . . . . . . . . . . . . . .     136,812,505     68,623,819    208,115,132    205,511,616     62,731,361



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees . . . . . . . .          79,034         22,403        118,788         83,903         21,903
   Distribution fees. . . . . . . . . . . .           2,838          1,362          4,221          4,084          1,289
  Accounts payable and accrued expenses . .          21,435         13,738         29,889         24,803         14,053
  Outstanding Checks. . . . . . . . . . . .               0              0              0              0        103,840
  Securities purchased. . . . . . . . . . .         572,728        527,997        281,709      1,488,029              0
  Distributions payable . . . . . . . . . .               0          5,812          3,308         13,979            407
                                               ------------   ------------   ------------   ------------   ------------

  Total liabilities . . . . . . . . . . . .         676,035        571,312        437,915      1,614,798        141,492
                                               ------------   ------------   ------------   ------------   ------------

  Net assets  . . . . . . . . . . . . . . .    $136,136,470   $ 68,052,507   $207,677,217   $203,896,818   $ 62,589,869
                                               ============   ============   ============   ============   ============



NET ASSETS
  Paid-in capital                              $ 80,275,923   $ 68,750,549   $157,678,065   $216,430,466   $ 69,981,373
  Accumulated undistributed net realized
   gain (loss) on investments . . . . . . .               0      (756,765)              0    (9,271,365)    (1,354,651)
  Net unrealized appreciation (depreciation)
   in value of investments. . . . . . . . .      55,860,547         58,723     49,999,152    (3,262,283)    (6,036,853)
                                               ------------   ------------   ------------   ------------   ------------

  Net assets. . . . . . . . . . . . . . . .    $136,136,470   $ 68,052,507   $207,677,217   $203,896,818   $ 62,589,869
                                               ============   ============   ============   ============   ============


SHARES OUTSTANDING. . . . . . . . . . . . .       5,018,165      7,147,915     11,417,367     21,457,541      5,838,297
                                               ============   ============   ============   ============   ============


NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE. . . . . . . .    $      27.13   $       9.52   $      18.19   $       9.50   $      10.72
                                               ============   ============   ============   ============   ============






			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC.
		     STATEMENT OF OPERATIONS
		  YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------






                                                   EQUITY                                    RETIREMENT     CORNERSTONE
                                                   GROWTH          BOND        BALANCED        INCOME         STOCK
                                                ------------   -----------   ------------   ------------  -------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . .    $     55,801   $ 4,382,279   $  5,768,972   $ 16,855,456  $      46,701
  Dividends. . . . . . . . . . . . . . . . .         296,096             0      1,763,695              0        509,304
                                                ------------   -----------   ------------   ------------  -------------

  Total investment income. . . . . . . . . .         351,897     4,382,279      7,532,667     16,855,456        556,005

EXPENSES
  Paid to affiliates:
    Investment advisory fees . . . . . . . .         972,962       213,321      1,327,665      1,008,875        262,906
    Distribution fees. . . . . . . . . . . .         350,365       133,034        471,510        503,890        163,948
  Paid to others:
    Custodial fees . . . . . . . . . . . . .          18,231         7,691         22,309         15,205         10,577
    Directors fees and expenses. . . . . . .           3,722         1,409          5,075          5,429          1,756
    Professional fees. . . . . . . . . . . .          11,256         4,358         15,146         16,296          4,719
    Shareholder reporting costs. . . . . . .          22,716         8,979         31,427         34,321         10,713
    Registration and filing fees . . . . . .           8,801        10,156         10,230          3,358          8,596
    Other operating expenses . . . . . . . .           8,650       (6,373)         14,860          4,999          1,474
                                                ------------   -----------   ------------   ------------  -------------

  Total expenses . . . . . . . . . . . . . .       1,396,703       372,575      1,898,222      1,592,373        464,689
                                                ------------   -----------   ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                     (1,044,806)     4,009,704      5,634,445     15,263,083         91,316

REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from securities sold. . . . . . .      25,469,151     7,654,167     19,180,186     42,836,986      8,469,965
  Cost of securities sold. . . . . . . . . .    (19,677,494)   (8,351,693)   (19,083,768)   (51,083,591)    (9,774,028)
                                                ------------   -----------   ------------   ------------  -------------

  Net realized gain (loss) on investments. .       5,791,657     (697,526)         96,418    (8,246,605)    (1,304,063)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Appreciation, Beginning of year. . . . . .      52,988,226     (888,938)     37,158,327    (9,119,891)      8,276,981
  Appreciation (Depreciation), End of year .      55,860,547        58,723     49,999,152    (3,262,283)    (6,036,853)
                                                ------------   -----------   ------------   ------------  -------------


  Net unrealized gain (loss) on investments.       2,872,321       947,661     12,840,825      5,857,608   (14,313,834)
                                                ------------   -----------   ------------   ------------  -------------


NET GAIN (LOSS) ON INVESTMENTS . . . . . . .       8,663,978       250,135     12,937,243    (2,388,997)   (15,617,897)
                                                ------------   -----------   ------------   ------------  -------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . .    $  7,619,172   $ 4,259,839   $ 18,571,688   $ 12,874,086  $(15,526,581)
                                                ============   ===========   ============   ============  =============








			See Notes To Financial Statements

 			ADVANCE CAPITAL I, INC.
		STATEMENT OF CHANGES IN NET ASSETS
	    YEARS ENDED DECEMBER 31, 2000 AND 1999
-----------------------------------------------------





                                                                EQUITY GROWTH                        BOND
                                                         --------------------------     ----------------------------
                                                             2000          1999             2000           1999
                                                         ------------  ------------     -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . .    $(1,044,806)  $   (506,105)    $   4,009,704   $    886,545
    Net realized gain (loss) on investments . . . . .       5,791,657     13,484,885        (697,526)       (59,239)
    Net unrealized gain (loss) on investments . . . .       2,872,321     23,771,361          947,661    (1,137,880)
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) in net assets resulting
      from operations . . . . . . . . . . . . . . . .       7,619,172     36,750,141        4,259,839      (310,574)

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . .               0              0      (4,009,704)      (886,545)
    Net realized gain on investments. . . . . . . . .     (5,809,910)   (13,167,056)                0              0
                                                         ------------   ------------     ------------   ------------

    Total distributions to shareholders . . . . . . .     (5,809,910)   (13,167,056)      (4,009,704)      (886,545)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . .      26,584,325     17,779,839       36,815,669     32,473,007
    Reinvestment of distributions . . . . . . . . . .       5,775,562     13,088,272        3,953,066        846,157
    Cost of shares reacquired . . . . . . . . . . . .    (12,547,579)    (7,997,052)      (7,328,099)    (1,506,491)
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) derived from
      share transactions  . . . . . . . . . . . . . .      19,812,308     22,871,059       33,440,636     31,812,673
                                                         ------------   ------------     ------------   ------------


    Net increase (decrease) in net assets . . . . . .      21,621,570     46,454,144       33,690,771     30,615,554

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . .     114,514,900     68,060,756       34,361,736      3,746,182
                                                         ------------   ------------     ------------   ------------

    End of year . . . . . . . . . . . . . . . . . . .    $136,136,470   $114,514,900     $ 68,052,507   $ 34,361,736
                                                         ============   ============     ============   ============


NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . .         899,187        778,469        3,918,503      3,299,723
    Shares issued from reinvestment of distributions.         207,158        520,408          421,850         86,399
    Reacquired. . . . . . . . . . . . . . . . . . . .       (420,441)      (361,372)        (779,997)      (151,307)
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) in shares outstanding . .         685,904        937,505        3,560,356      3,234,815

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . .       4,332,261      3,394,756        3,587,559        352,744
                                                         ------------   ------------     ------------   ------------

      End of year . . . . . . . . . . . . . . . . . .       5,018,165      4,332,261        7,147,915      3,587,559
                                                         ============   ============     ============   ============







			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC.
	STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
	    YEARS ENDED DECEMBER 31, 2000 AND 1999
-----------------------------------------------------






                                                                                                   RETIREMENT
                                                                  BALANCED                           INCOME
                                                         ---------------------------     ---------------------------
                                                             2000           1999             2000           1999
                                                         ------------   ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income . . . . . . . . . . . . . .    $  5,634,445   $  4,252,731     $ 15,263,083   $ 15,417,321
    Net realized gain (loss) on investments . . . . .          96,418      9,153,404      (8,246,605)    (1,024,760)
    Net unrealized gain (loss) on investments . . . .      12,840,825    (1,368,898)        5,857,608   (19,552,510)
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) in net assets resulting
      from operations . . . . . . . . . . . . . . . .      18,571,688     12,037,237       12,874,086    (5,159,949)

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . .     (5,634,445)    (4,252,731)     (15,263,083)   (15,417,321)
    Net realized gain on investments  . . . . . . . .        (98,396)    (9,151,425)                0              0
                                                         ------------   ------------     ------------   ------------

    Total distributions to shareholders . . . . . . .     (5,732,841)   (13,404,156)     (15,263,083)   (15,417,321)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . .      43,735,355     48,211,699        5,972,933     18,057,451
    Reinvestment of distributions . . . . . . . . . .       5,688,234     13,332,203       15,070,410     15,215,852
    Cost of shares reacquired . . . . . . . . . . . .    (23,801,276)   (16,843,598)     (24,548,420)   (24,126,037)
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) derived from
      share transactions  . . . . . . . . . . . . . .      25,622,313     44,700,304      (3,505,077)      9,147,266
                                                         ------------   ------------     ------------   ------------

    Net increase (decrease) in net assets . . . . . .      38,461,160     43,333,385      (5,894,074)   (11,430,004)

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . .     169,216,057    125,882,672      209,790,892    221,220,896
                                                         ------------   ------------     ------------   ------------

    End of year . . . . . . . . . . . . . . . . . . .    $207,677,217   $169,216,057     $203,896,818   $209,790,892
                                                         ============   ============     ============   ============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . .       2,513,471      2,778,565          636,654      1,760,916
    Shares issued from reinvestment of distributions.         322,753        789,121        1,606,210      1,516,528
    Reacquired. . . . . . . . . . . . . . . . . . . .      (1,358,959)      (974,501)      (2,612,061)    (2,398,897)
                                                         ------------   ------------     ------------   ------------

    Net increase in shares outstanding  . . . . . . .       1,477,265      2,593,185         (369,197)       878,547

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . .       9,940,102      7,346,917       21,826,738     20,948,191
                                                         ------------   ------------     ------------   ------------


      End of year . . . . . . . . . . . . . . . . . .      11,417,367      9,940,102       21,457,541     21,826,738
                                                         ============   ============     ============   ============






			See Notes To Financial Statements

			ADVANCE CAPITAL I, INC.
	STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
	    YEARS ENDED DECEMBER 31, 2000 AND 1999
-----------------------------------------------------





                                                                                 CORNERSTONE
                                                                                    STOCK
                                                                        -----------------------------
                                                                             2000            1999
                                                                        -------------    ------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . .     $     91,316      $    30,640
    Net realized gain (loss) on investments . . . . . . . . . . . .      (1,304,063)         (50,588)
    Net unrealized gain on investments. . . . . . . . . . . . . . .     (14,313,834)        8,043,707
                                                                        ------------     ------------

    Net increase (decrease) in net assets resulting
      from operations . . . . . . . . . . . . . . . . . . . . . . .     (15,526,581)        8,023,759

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . . . . . . .         (91,316)         (30,640)
    Net realized gain on investments. . . . . . . . . . . . . . . .                0                0
                                                                        ------------     ------------

    Total distributions to shareholders . . . . . . . . . . . . . .         (91,316)         (30,640)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . . . . . . .       31,757,461       38,198,551
    Reinvestment of distributions . . . . . . . . . . . . . . . . .           90,914           30,541
    Cost of shares reacquired . . . . . . . . . . . . . . . . . . .      (5,996,121)      (1,182,988)
                                                                        ------------     ------------

    Net increase derived from share transactions. . . . . . . . . .       25,852,254       37,046,104
                                                                        ------------     ------------

    Net increase in net assets. . . . . . . . . . . . . . . . . . .       10,234,357       45,039,223

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . . . . . . .       52,355,512        7,316,289
                                                                        ------------     ------------

    End of year . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 62,589,869     $ 52,355,512
                                                                        ============     ============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,428,167        3,258,482
    Shares issued from reinvestment of distributions. . . . . . . .            8,481            2,254
    Reacquired. . . . . . . . . . . . . . . . . . . . . . . . . . .        (462,291)         (96,076)
                                                                        ------------     ------------

    Net increase in shares outstanding. . . . . . . . . . . . . . .        1,974,357        3,164,660

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . . . . . . .        3,863,940          699,280
                                                                        ------------     ------------

      End of year . . . . . . . . . . . . . . . . . . . . . . . . .        5,838,297        3,863,940
                                                                        ============     ============



</TABLE




			See Notes To Financial Statements

					 56






NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION OF THE COMPANY

	Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987.
The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity
Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and
Cornerstone Stock Fund.


Note 2.  ACCOUNTING POLICIES

	The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

	The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION

	Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities
(including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors.
Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

REPURCHASE AGREEMENTS

	The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.




                                57







 Note 2.  ACCOUNTING POLICIES (Continued)

EXPENSES

	Most expenses of the COMPANY can be directly attributed to a fund.
Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

FEDERAL INCOME TAXES

	It is each fund's policy to meet the requirements of the Internal
Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

DIVIDENDS

	Income dividends in the Bond, Balanced and Retirement Income
Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year.
Capital gain distributions, if any, are declared annually and paid in December. For 2000, distributions of net realized capital gains of $5,809,910 and $98,396 were paid by the Equity Growth and Balanced Funds, respectively.

OTHER

	Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES

        Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity
Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES)
(also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing
Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets for the first
$200 million of the Equity Growth and Balanced



                                58






Note 3.  TRANSACTIONS WITH AFFILIATES (Continued)

Funds and .55% of the average daily net assets exceeding $200 million ,
 .50% of the average daily net assets for the first $200 million of the Retirement Income Fund and .40% of the average daily net assets exceeding
$200 million, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone
Stock Funds, at a rate not to exceed .25% of each fund's average daily net assets.

	The COMPANY was charged investment advisory fees of $3,785,729 by MANAGEMENT for 2000. The COMPANY was charged distribution fees of $1,622,747 by SERVICES for 2000. At December 31, 2000 an employee retirement plan sponsored by SERVICES owned 80,694 shares (1.6%) of the Equity Growth Fund, 11,513 shares (0.1%) of the Balanced Fund and 15,314 shares (0.3%) of the Cornerstone Stock Fund.

	Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer plus
$250 per meeting attended.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

	The cost of purchases and proceeds from sales of investments, other than short-term obligations, for 2000 were as follows:






			   Equity					  Retirement	  Cornerstone
			   Growth	    Bond	 Balanced	   Income	    Stock
                        -----------     -----------     -----------      -----------     -----------
Purchases		$39,237,593	$39,593,718	$44,577,238	 $38,721,029	 $34,322,233
Sales			 25,469,150	  7,654,167	 19,180,186	  42,836,986	   8,469,966


Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS (Continued)

		The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:





		     Equity						 Retirement	Cornerstone
		     Growth		  Bond	          Balanced	   Income	   Stock
                     ------		---------         --------       ----------     -----------
Purchases		None		       $0	   $504,297	          $0   	   None
Sales			None		1,140,930	          0	     247,188	   None






	Gross unrealized appreciation and depreciation of investments for book and tax purposes as of December 31, 2000 were as follows:





		       Equity						      Retirement        Cornerstone
		       Growth	            Bond	    Balanced	        Income	           Stock
		     -----------         ----------	   -----------	      ----------	-----------
Appreciation	     $63,519,823	 $1,225,342	   $54,997,426	      $4,130,030	$6,105,697
Depreciation	       7,659,276	  1,166,619	     4,998,274	       7,392,313	12,142,550








Note 5.  CAPITAL LOSS CARRYOVERS

	At December 31, 2000, capital loss carryovers and their expiration dates were as follows:




					      Retirement     Cornerstone
		 		 Bond		Income	        Stock
                                -------       ----------     -----------
	December 31, 2007	$59,239	      $1,024,760        $50,588
	December 31, 2008	697,526	       8,246,605      1,304,063


Note 6.  AUTHORIZED SHARES

	The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.






                                60





REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
 Advance Capital I, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income
Fund and Cornerstone Stock Fund (constituting Advance Capital I, Inc., hereafter referred to as the "Company") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 9, 2001




                                61











ADDITIONAL INFORMATION (Unaudited)

RESULTS OF ANNUAL SHAREHOLDER VOTE

	An Annual Meeting of Shareholders of the COMPANY was held at The Westin, 1500 Town Center, Southfield, Michigan, on July 28, 2000 for the following purposes:

	1. To elect six Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.





		Directors Elected at Meeting	   Votes For
		----------------------------	   ----------
		Joseph A. Ahern			   29,284,056
		Richard W. Holtcamp		   29,254,774
		Dennis D. Johnson		   29,231,377
		Harry Kalajian			   29,212,904
		Thomas L. Saeli			   29,284,056
		John C. Shoemaker		   29,311,436





	2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 2000.




                Votes For:            29,180,235
		Votes Against:            49,574
                Votes to Abstain:        240,671



ADVANCE CAPITAL I, INC.		          ADVANCE CAPITAL I INC
                                          An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)        EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.            BOND FUND
100 East Pratt Street                     BALANCED FUND
Baltimore, Maryland 21202                 RETIREMENT INCOME FUND
                                          CORNERSTONE STOCK FUND
DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

INDEPENDENT ACCOUNTANTS:
PricewaterhouseCoopers LLP
203 North LaSalle Street
Chicago, IL 60601

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

                                                ANNUAL REPORT
BOARD OF DIRECTORS:				DECEMBER 31, 2000
Joseph A. Ahern
Richard W. Holtcamp
Dennis D. Johnson
Harry Kalajian
Thomas L. Saeli
John C. Shoemaker